UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds

BlackRock Alternative Capital Strategies Fund

BlackRock Emerging Markets Equity Strategies Fund

BlackRock Short-Term Inflation-Protected Securities Index Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd

Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 12/31/2016

Date of reporting period: 12/31/2016

Item 1 – Report to Stockholders

DECEMBER 31, 2016

ANNUAL REPORT

BlackRock FundsSM

➢	BlackRock Alternative Capital Strategies Fund
➢	BlackRock Emerging Markets Equity Strategies Fund
➢	BlackRock Short-Term Inflation-Protected Securities Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK FUNDS	DECEMBER 31, 2016

The Markets in Review

Dear Shareholder,

The year 2016 started on a fraught note with worries about slowing growth in China, plunging oil prices and sliding share prices. Then reflationary expectations in the United States helped drive a second-half global growth pick-up and big market reversals. As such, higher-quality asset classes such as Treasury bonds, municipals and investment grade credit prevailed in the first half of the year, only to struggle in the second. In contrast, risk assets sold off at the start of the year and rebounded in the latter half, with some asset classes posting strong year-end returns.

A key takeaway from 2016’s market performance is that economics can trump politics. The global reflationary theme — governments taking policy action to support growth — was the dominant driver of 2016 asset returns, outweighing significant political upheavals and uncertainty. This trend accelerated after the U.S. election on expectations for an extra boost to U.S. growth via fiscal policy.

Markets were remarkably resilient during the year. Spikes in equity volatility after big surprises such as the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election were short-lived. Instead, political surprises and initial sell-offs were seized upon as buying opportunities. We believe this reinforces the case for taking the long view rather than reacting to short-term market noise.

Asset returns varied widely in 2016. Perceived safe assets such as government bonds and low-volatility shares underperformed the higher-risk areas of the market. And the reversal of longstanding trends created opportunities, such as in the recovery of value stocks and commodities.

We expect some of these trends to extend into 2017 and see the potential for more flows into risk assets this year. Learn more by reading our market insights at blackrock.com.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	7.82%	11.96%
U.S. small cap equities (Russell 2000® Index)	18.68	21.31
International equities (MSCI Europe, Australasia, Far East Index)	5.67	1.00
Emerging market equities (MSCI Emerging Markets Index)	4.49	11.19
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.18	0.33
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(7.51)	(0.16)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.53)	2.65
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(3.43)	0.77
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.40	17.13
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2016	BlackRock Alternative Capital Strategies Fund

Investment Objective

BlackRock Alternative Capital Strategies Fund’s (the “Fund”) investment objective is to seek total return comprised of current income and capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended December 31, 2016, the Fund outperformed both of its benchmarks, the Bloomberg Barclays U.S. Aggregate Bond Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

Fund Strategies:

•

Core allocation across fixed-income and equity markets seek to balance interest rate and credit exposures. Strategies in the core portfolio may include mortgages, duration and curve, investment grade corporates, emerging markets, securitized credit, dividend equities, and high yield.

•

Long/Short Alpha Strategies seek equity securities and equity derivatives, primarily total return swaps, within a global opportunity set. These strategies seek to identify opportunities through a systematic approach by evaluating predicted returns relative to risk for each security. These strategies seek to provide an uncorrelated source of defensive returns.

•

Long/Short Macro Strategies seek to capture returns through tactical trades to fixed income and equity markets. These strategies seek to tactically allocate and time directional exposures across several asset classes, such as credit default swaps, U.S. Treasuries, U.K. Gilts and index futures.

What factors influenced performance?

•

The active core strategy group was the leading contributor to Fund performance for the period. The strategy’s emphasis on earning incremental income from credit positions in the portfolio added value, as did asset allocation to both investment grade and high yield corporate bonds as credit assets rallied from February lows into year-end highs. The active core’s allocation to dividend equities also contributed positively. The long/short alpha strategy group was the second largest contributor, driven by equity selection within both metals & mining and energy during the January market sell-off through the late-June U.K. “Brexit” referendum.

Equity selection within service cyclicals over the equity rally in November also added to performance. The long/short alpha strategy group’s defensive profile was particularly additive during the year’s key risk events.

•	There were no material detractors for the 12-month period as each of the Fund’s strategy groups contributed positively.

•

The Fund held derivatives during the period as a part of its investment strategy. Derivatives are used by the investment adviser as a means to manage risk and/or take outright views on interest rates, credit risk and/or foreign exchange positions in the Fund. Stand-alone performance impact from derivatives used to manage risk can be taken out of context, and may not necessarily portray the total performance impact of the affected position. The use of swaps had a positive impact on performance for the period.

Describe recent portfolio activity.

•

During the period, the Fund applied its investment approach, which combines an active core portfolio with two long/short strategies. The Fund seeks to provide the benefits of “core” fixed income diversification and stability, while adding the potential for higher returns through the application of long/short alpha (equities) and long/short macro (asset allocation) strategies.

Describe portfolio positioning at period end.

•

At the end of the period, the Fund had approximately 45% of assets allocated to corporate credit. The next most significant allocation was to agency mortgage-backed securities (“MBS”) and securitized credit. The Fund was slightly overweight in duration (and corresponding interest rate sensitivity) and modestly overweight in industrials within corporate credit versus the benchmark. The Fund was underweight in financials within corporate credit and overweight agency MBS versus the benchmark.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS	DECEMBER 31, 2016

BlackRock Alternative Capital Strategies Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests in a range of global asset classes, with a focus on fixed and floating rate debt securities and equity securities.

[3]

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index that tracks 3-month U.S. Treasury securities. Bloomberg Barclays U.S. Aggregate Bond Index is a widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

[4]	Commencement of operations.

Performance Summary for the Period Ended December 31, 2016
		Average Annual Total Returns[5]
		1 Year		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(0.10)%	5.91%	N/A	1.33%	N/A
Investor A	(0.36)	5.61	1.38%	1.07	(1.44)%
Investor C	(0.64)	4.82	3.82	0.26	0.26
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.18	0.33	N/A	0.23	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	(2.53)	2.65	N/A	1.78	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 13 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on May 19, 2015.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period[7]	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$999.00	$5.83	$1,000.00	$1,019.30	$5.89	1.16%
Investor A	$1,000.00	$996.40	$7.03	$1,000.00	$1,018.10	$7.10	1.40%
Investor C	$1,000.00	$993.60	$10.82	$1,000.00	$1,014.28	$10.94	2.16%

[7]	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366.

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on Page 13 for further information on how expenses were calculated.

BLACKROCK FUNDS	DECEMBER 31, 2016	5

BlackRock Alternative Capital Strategies Fund

Portfolio Information as of December 31, 2016

Portfolio Composition	Percent of Total Investments[1]
U.S. Government Sponsored Agency Securities	41%
Corporate Bonds	38
Asset-Backed Securities	13
Common Stocks	9
Non-Agency Mortgage-Backed Securities	2
Short-Term Securities	1
TBA Sale Commitments	(4)
Total	100%

[1]	Does not include underlying investment in total return swaps.

	Percentage of Total Investments[2]
Industry	Long	Short	Total
Oil, Gas & Consumable Fuels	3%	3%	6%
Insurance	2	1	3
Food Products	2	1	3
Media	2	1	3
Electric Utilities	2	—	2
Real Estate Investment Trusts (REITs)	1	1	2
Diversified Financial Services	2	—	2
Pharmaceuticals	2	—	2
Hotels, Restaurants & Leisure	1	1	2
Metals & Mining	2	—	2
Health Care Providers & Services	1	1	2
Aerospace & Defense	1	1	2
Chemicals	1	1	2
Banks	2	—	2
Multi-Utilities	1	1	2
Health Care Equipment & Supplies	1	1	2
Household Durables	1	1	2
Other[3]	49	10	59
Total	76%	24%	100%

[2]	Total investments include the gross notional values of long and short positions of the underlying derivative contracts utilized by the Fund and exclude short-term securities and TBA sale commitments.

[3]

Consists of Asset-Backed Securities (6%), Non-Agency Mortgaged-Backed Securities (1%) and U.S. Government Sponsored Agency Obligations (20%) with the remainder consisting of other industries held that were each 2% of total investments (22% long and 10% short).

6	BLACKROCK FUNDS	DECEMBER 31, 2016

Fund Summary as of December 31, 2016	BlackRock Emerging Markets Equity Strategies Fund

Investment Objective

BlackRock Emerging Markets Equity Strategies Fund’s (the “Fund”) investment objective is to seek total return.

Portfolio Management Commentary

How did the Fund perform?

•	For the period since the Fund’s inception (February 29, 2016) through December 31, 2016, the Fund outperformed its benchmark, the MSCI Emerging Markets Index.

What factors influenced performance?

•

Leading positive contributors to performance relative to the benchmark included overweight positions in Brazil and China. The Fund initiated the Brazil overweight after the currency had fallen more, in percentage terms, than during the 2008 global financial crisis.

•	Individual contributors included Brazilian metals and mining company Vale S.A., Chinese automaker Brilliance China Automotive Holdings Ltd., and Chinese real estate developer China Vanke Co., Ltd.

•	Leading individual detractors for period included South Korean information technology company Samsung, Turkish state-owned bank Halkbank and Russia internet company Mail.Ru.

•

As part of its investment strategy, the Fund uses derivatives, including total return swaps, to achieve exposure to a market or to manage market and/or equity risks. Through its use of derivatives, the Fund’s performance is attributable to stock selection based on bottom-up security analysis coupled with a long-short approach to controlling the Fund’s exposure to trends in global equity markets.

Describe recent portfolio activity.

•

Throughout the period the Fund remained bullish on emerging markets and, from a factor standpoint, preferred cyclical value over defensive, quality growth. Ahead of the U.S. presidential election, the Fund reduced beta in the portfolio and shifted some of its exposure from the Latin American region into Asia. Post-election, the Fund took advantage of the uptick in volatility. Most notably, the Fund covered its Mexican shorts following the severe decline in the Peso, while putting on a long Peso position as the team considered the currency to be undervalued. Similarly, the Fund covered its Brazilian shorts and topped up long positions based on observed price movements. Along those lines, the Fund reduced its Chinese exposure as the market rallied significantly since the first quarter of 2016, supported by companies being able to deliver stronger-than-expected results on a comparable, period-over-period basis.

Describe portfolio positioning at period end.

•

Relative to the MSCI Emerging Markets Index, the Fund ended the period overweight in Brazil and Greece, while being underweight in Taiwan and the Philippines. In terms of sectors, the Fund was most overweight in consumer discretionary and most underweight in information technology.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

BLACKROCK FUNDS	DECEMBER 31, 2016	7

BlackRock Emerging Markets Equity Strategies Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]

Under normal conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity instruments and related derivative instruments issued by companies in, or tied economically to, emerging markets.

[3]

MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates.

[4]	Commencement of operations.

Performance Summary for the Period Ended December 31, 2016
		Total Returns[5]
		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge
Institutional	5.90%	22.20%	N/A
Investor A	5.76	21.94	15.54%
Investor C	5.39	21.20	20.20
Class K	5.92	22.23	N/A
MSCI Emerging Markets Index	4.49	19.10	N/A

[5]

Assuming maximum sales charges, if any. Aggregate total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 13 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on February 29, 2016.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period[7]	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,059.00	$6.62	$1,000.00	$1,018.70	$6.50	1.28%
Investor A	$1,000.00	$1,057.60	$7.91	$1,000.00	$1,017.44	$7.76	1.53%
Investor C	$1,000.00	$1,053.90	$11.82	$1,000.00	$1,013.62	$11.59	2.29%
Class K	$1,000.00	$1,059.20	$6.47	$1,000.00	$1,018.85	$6.34	1.25%

[7]	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366.

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on Page 13 for further information on how expenses were calculated.

8	BLACKROCK FUNDS	DECEMBER 31, 2016

BlackRock Emerging Markets Equity Strategies Fund

Portfolio Information as of December 31, 2016

	Percent of Total Investments[1]
Geographical Allocation	Long	Short	Total
China	19%	1%	20%
Brazil	13	1	14
South Korea	9	—	9
India	8	—	8
South Africa	6	1	7
Turkey	5	1	6
Russia	4	1	5
Hungary	4	1	5
United Kingdom	2	2	4
Taiwan	3	—	3
Indonesia	3	—	3
Thailand	1	2	3
Greece	3	—	3
Philippines	—	2	2
Czech Republic	2	—	2
Mexico	2	—	2
Colombia	2	—	2
Austria	2	—	2
Total	88%	12%	100%

[1]	Total investments include the gross notional values of long and short positions of the underlying derivative contracts utilized by the Fund and exclude short-term securities.

	Percentage of Total investments[1]
Industry	Long	Short	Total
Banks	20%	5%	25%
Oil, Gas & Consumable Fuels Total	6	1	7
Wireless Telecommunication Services	5	1	6
Insurance	3	3	6
Internet Software & Services	5	—	5
Automobiles	5	—	5
Media	5	—	5
Electronic Equipment, Instruments & Components	4	—	4
Food Products	4	—	4
Independent Power and Renewable Electricity Producers	4	—	4
Advertising Agencies	1	2	3
Other[2]	25	1	26
Total	87%	13%	100%

[2]	Consists of other industries held that were each 2% of total investments (25% long and 1% short).

BLACKROCK FUNDS	DECEMBER 31, 2016	9

Fund Summary as of December 31, 2016	BlackRock Short-Term Inflation-Protected Securities Index Fund

Investment Objective

BlackRock Short-Term Inflation-Protected Securities Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of U.S. 0-5 Year Treasury Inflation-Protected Securities.

Portfolio Management Commentary

How did the Fund perform?

•

For the period since the Fund’s inception (February 16, 2016) through December 31, 2016, the Fund’s Institutional Shares, Investor A Shares and Class K Shares returned 2.49%, 2.18% and 2.52%, respectively. For the same period, the Fund’s benchmark, the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series L) (the “Underlying Index”), returned 2.62%.

•	Returns for the Fund’s respective share classes differ from the Underlying Index based on individual share-class expenses.

Describe the market environment.

•

The year began on a weak tone with respect to inflation expectations, as January 2016 was dominated by a sharp decline in energy prices. U.S. inflation breakevens (which widen as inflation expectations rise and vice versa) hit multi-year lows in early February before rebounding into month-end. March saw a dramatic recovery in sentiment as seemingly synchronized central bank stimulus set off a global market rally. Recession fears faded with better data, and sentiment was further aided by stepped-up stimulus from the European Central Bank, which added non-financial corporate debt to its purchases under quantiative easing, as well as by a dovish Federal Reserve (the “Fed”) statement. A stabilization and recovery in energy prices also helped to extend the widening in U.S. breakevens. However, April’s payroll report disappointed expectations, resulting in a dovish Fed meeting in June, as policy was left on hold and Chair Yellen’s comments on the outlook were riddled with “uncertainties.” Labor data remained softer than expected, with the May jobs report coming in below consensus expectations and downward revisions to previous numbers. The result of the June 23 U.K. referendum sparked an initial market sell off of risk assets, and U.S. breakeven levels narrowed on the month.

•

Heading into the back half of 2016, the U.S. payroll print was strong in July and August, but weaker-than-expected in September. Consumer Price Index data was encouraging, and the 10-year breakeven rate widened toward the end of the third quarter, ending at 1.61%. The Fed held rates steady for September, as was widely expected, with the statement striking a somewhat dovish tone. The Fed indicated that the case for raising rates had strengthened, but decided to leave rates unchanged to support improvements in inflation levels and the labor market.

•

Inflation expectations rose meaningfully after the surprise result of the November 8 U.S. presidential election. November also saw OPEC oil ministers formally come to an agreement to curtail oil supply, the group’s first production cut in eight years. The Fed hiked the policy rate 25 basis points (0.25%) at the December meeting, as widely expected. Within the Fed’s summary of economic projections, expected Personal Consumption Expenditure inflation moved from 1.9%-2% to the 2%-2.1% range. While a modest shift, this is the first time since March 2013 that the top end of any central tendency range on expected inflation has been above 2%. Inflation expectations narrowed ahead of the December 14 Fed meeting, but widened following the meeting.

Describe recent portfolio activity.

•

During the period, the Fund maintained its objective of seeking to track the investment results of the Underlying Index by selecting securities in accordance with their relative proportion within the Underlying Index. Other factors considered in security selection included transaction costs and maturity.

Describe portfolio positioning at period end.

•	The Fund remains positioned to attempt to match the risk and return characteristics of the Underlying Index, irrespective of the future direction of inflation expectations.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	BLACKROCK FUNDS	DECEMBER 31, 2016

BlackRock Short-Term Inflation-Protected Securities Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.

[2]

The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Underlying Index. From time to time when conditions warrant, however, the Fund may invest at least 80% of its assets in securities of the Underlying Index. The Fund may invest a portion of the remainder of its assets in securities not included in the Underlying Index, but which BlackRock Advisors, LLC believes will help the Fund track the Underlying Index.

[3]

Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series L) is an unmanaged index that measures the performance of the inflation-protected public obligations of the U.S. Treasury that have a remaining maturity of less than five years.

[4]	Commencement of operations.

Performance Summary for the Period Ended December 31, 2016
		Total Returns[5]
	6-Month Total Returns	Since Inception[6]
Institutional	0.06%	2.49%
Investor A	(0.14)	2.18
Class K	0.08	2.52
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series L)	0.13	2.62

[5]	Aggregate total returns reflect reductions for distribution and service fees. See “About Fund Performance” on page 13 for a detailed description of share classes, including any related fees.

[6]	The Fund commenced operations on February 16, 2016.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period[7]	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,000.60	$0.45	$1,000.00	$1,024.68	$0.46	0.09%
Investor A	$1,000.00	$998.60	$1.81	$1,000.00	$1,023.33	$1.83	0.36%
Class K	$1,000.00	$1,000.80	$0.30	$1,000.00	$1,024.83	$0.31	0.06%

[7]	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366.

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on Page 13 for further information on how expenses were calculated.

BLACKROCK FUNDS	DECEMBER 31, 2016	11

BlackRock Short-Term Inflation-Protected Securities Index Fund

Portfolio Information as of December 31, 2016

Allocation by Maturity	Percent of Total Investments[1]
0-1 Year	16%
1-2 Years	17
2-3 Years	19
3-4 Years	23
4-5 Years	25
Total	100%

[1]	Excludes short-term securities.

Five Largest Fund Holdings	Percent of Total Investments[1]
U.S. Treasury Inflation Protected Securities, 0.13%, 4/15/18	12%
U.S. Treasury Inflation Protected Securities, 0.13%, 4/15/19	12
U.S. Treasury Inflation Protected Securities, 0.13%, 4/15/20	12
U.S. Treasury Inflation Protected Securities, 0.13%, 4/15/17	11
U.S. Treasury Inflation Protected Securities, 1.13%, 1/15/21	10
Total	57%

12	BLACKROCK FUNDS	DECEMBER 31, 2016

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% for BlackRock Alternative Capital Strategies Fund and 5.25% for BlackRock Emerging Markets Equity Strategies Fund, as well as a service fee of 0.25% per year (but no distribution fee). With respect to BlackRock Alternative Capital Strategies Fund and BlackRock Emerging Markets Equity Strategies Fund, certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. For BlackRock Short-Term Inflation-Protected Securities Index Fund, Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

•

Investor C Shares (available only in BlackRock Alternative Capital Strategies Fund and BlackRock Emerging Markets Equity Strategies Fund) are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

•

Class K Shares (available only in BlackRock Emerging Markets Equity Strategies Fund and BlackRock Short-Term Inflation-Protected Securities Index Fund) are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend/payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Funds’ expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on July 1, 2016 and held through December 31, 2016) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BLACKROCK FUNDS	DECEMBER 31, 2016	13

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risk, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counter-

party to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

14	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments December 31, 2016	BlackRock Alternative Capital Strategies Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.1%
Lockheed Martin Corp.	81	$20,245
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	766	56,117
Beverages — 0.4%
Coca-Cola Co.	1,417	58,749
PepsiCo, Inc.	570	59,639

		118,388
Commercial Services & Supplies — 0.2%
Republic Services, Inc.	1,048	59,789
Communications Equipment — 0.3%
Cisco Systems, Inc.	1,952	58,989
Motorola Solutions, Inc.	177	14,672

		73,661
Containers & Packaging — 0.2%
Bemis Co., Inc.	1,080	51,646
Distributors — 0.1%
Genuine Parts Co.	305	29,140
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	1,523	64,773
Verizon Communications, Inc.	1,181	63,042

		127,815
Electric Utilities — 1.7%
American Electric Power Co., Inc.	760	47,850
Duke Energy Corp.	782	60,699
Hawaiian Electric Industries, Inc.	1,892	62,568
IDACORP, Inc.	589	47,444
NextEra Energy, Inc.	125	14,933
Pinnacle West Capital Corp.	781	60,941
Portland General Electric Co.	1,407	60,965
Southern Co.	1,234	60,700
Xcel Energy, Inc.	1,201	48,881

		464,981
Food & Staples Retailing — 0.3%
Costco Wholesale Corp.	223	35,704
Wal-Mart Stores, Inc.	830	57,370

		93,074
Food Products — 1.2%
B&G Foods, Inc.	517	22,644
Campbell Soup Co.	1,027	62,103
Flowers Foods, Inc.	3,040	60,709
General Mills, Inc.	944	58,311
Hershey Co.	588	60,817
Kellogg Co.	802	59,115

		323,699
Gas Utilities — 0.1%
Spire, Inc.	626	40,408

Common Stocks	Shares	Value
Health Care Providers & Services — 0.2%
Owens & Minor, Inc.	1,694	$59,781
Hotels, Restaurants & Leisure — 0.6%
Darden Restaurants, Inc.	740	53,813
McDonald’s Corp.	485	59,034
Six Flags Entertainment Corp.	815	48,868

		161,715
Household Products — 0.8%
Clorox Co.	507	60,850
Colgate-Palmolive Co.	891	58,307
Kimberly-Clark Corp.	506	57,745
Procter & Gamble Co.	693	58,267

		235,169
IT Services — 0.3%
Automatic Data Processing, Inc.	603	61,976
Paychex, Inc.	560	34,093

		96,069
Media — 0.1%
Regal Entertainment Group, Class A	1,489	30,673
Multi-Utilities — 1.4%
Ameren Corp.	285	14,951
CMS Energy Corp.	671	27,927
Consolidated Edison, Inc.	828	61,007
Dominion Resources, Inc.	787	60,276
DTE Energy Co.	566	55,757
NorthWestern Corp.	1,054	59,941
PG&E Corp.	281	17,077
SCANA Corp.	707	51,809
WEC Energy Group, Inc.	805	47,213

		395,958
Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co.	349	20,396
Eli Lilly & Co.	857	63,032
Johnson & Johnson	514	59,218
Merck & Co., Inc.	820	48,273
Pfizer, Inc.	1,825	59,276

		250,195
Real Estate Investment Trusts (REITs) — 0.2%
AvalonBay Communities, Inc.	349	61,825
Semiconductors & Semiconductor Equipment — 0.1%
KLA-Tencor Corp.	504	39,655
Tobacco — 0.4%
Altria Group, Inc.	907	61,331
Philip Morris International, Inc.	656	60,018

		121,349
Total Common Stocks — 10.3%		2,911,352

Portfolio Abbreviations

ADR	American Depositary Receipts	HUF	Hungarian Forint	PHP	Philippine Peso
AUD	Australian Dollar	ILS	Israeli New Shekel	PLN	Polish Zloty
BRL	Brazilian Real	INR	Indian Rupee	RUB	Russian Ruble
CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CHF	Swiss Franc	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	LIBOR	London Interbank Offered Rate	TRY	Turkish Lira
EUR	Euro	MXN	Mexican Peso	TWD	Taiwan Dollar
GBP	British Pound	NOK	Norwegian Krone	USD	U.S. Dollar
GDR	Global Depositary Receipt	NZD	New Zealand Dollar	ZAR	South African Rand
HIBOR	Hong Kong Interbank Offered Rate	OTC	Over-the-Counter

See Notes to Financial Statements.

BLACKROCK FUNDS	DECEMBER 31, 2016	15

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Asset-Backed Securities — 15.1%	Par (000)	Value
Academic Loan Funding Trust, Series 2012-1A, Class A1, 1.56%, 12/27/22 (a)(b)	$38	$37,648
AmeriCredit Automobile Receivables Trust:
Series 2012-4, Class D, 2.68%, 10/09/18	100	100,049
Series 2013-1, Class D, 2.09%, 2/08/19	100	100,378
Americredit Automobile Receivables Trust, Series 2014-4, Class D, 3.07%, 11/09/20	100	101,365
AVANT Loans Funding Trust, Class A (b):
Series 2016-B, 3.92%, 8/15/19	64	64,106
Series 2016-C, 2.96%, 9/16/19	93	92,804
Bayview Opportunity Master Fund IIIa Trust 2016-RN3, Series 2016-RN3, Class A1, 3.60%, 9/29/31 (b)	91	90,815
Bayview Opportunity Master Fund IIIb NPL Trust, Series 2015-NPLA, Class A, 3.72%, 7/28/35 (b)	63	62,495
Bayview Opportunity Master Fund IVb Trust 2016-RN4, Series 2016-RN4, Class A1, 3.47%, 10/28/31 (b)	97	96,380
Drive Auto Receivables Trust (b):
Series 2015-BA, Class C, 2.76%, 7/15/21	100	100,637
Series 2016-BA, Class B, 2.56%, 6/15/20	100	100,589
Series 2016-BA, Class C, 3.19%, 7/15/22	150	151,132
Series 2016-CA, Class B, 2.37%, 11/16/20	100	99,760
Flagship Credit Auto Trust, Series 2014-1, Class A, 1.21%, 4/15/19 (b)	10	10,394
GCAT LLC, 4.25%, 10/25/19 (b)	77	77,732
National Collegiate Student Loan Trust (a):
Series 2004-2, Class A4, 1.07%, 11/27/28	43	42,385
Series 2005-1, Class A4, 1.00%, 11/27/28	26	26,236
Series 2006-1, Class A4, 1.01%, 3/27/28	119	117,276
Series 2006-2, Class A3, 0.97%, 11/25/27	97	94,170
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.04%, 1/15/21 (b)	131	131,606
OneMain Financial Issuance Trust, Class A (b):
Series 2015-1A, 3.19%, 3/18/26	100	100,710
Series 2015-2A, 2.57%, 7/18/25	100	100,003
Series 2016-2A, 4.10%, 3/20/28	150	152,924
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2, 1.70%, 2/25/35 (a)	37	37,247
Residential Asset Mortgage Trust, Series 2005-EFC4, 1.20%, 9/25/35 (a)	63	62,465
Santander Drive Auto Receivables Trust:
Series 2012-5, Class D, 3.30%, 9/17/18	100	100,426
Series 2013-1, Class C, 1.76%, 1/15/19	25	25,247
Series 2013-3, Class C, 1.81%, 4/15/19	53	53,069
Series 2013-3, Class D, 2.42%, 4/15/19	100	100,761
Series 2013-4, Class C, 3.25%, 1/15/20	61	61,243
Series 2014-1, Class C, 2.36%, 4/15/20	89	89,409
Series 2014-1, Class D, 2.91%, 4/15/20	100	101,233
Series 2014-3, Class D, 2.65%, 8/17/20	100	101,160
Series 2014-4, Class D, 3.10%, 11/16/20	100	101,267
Series 2014-5, Class C, 2.46%, 6/15/20	100	100,770
Series 2015-1, Class D, 3.24%, 4/15/21	150	151,791
SLM Private Credit Student Loan Trust (a):
Series 2004-B, Class A2, 1.16%, 6/15/21	3	3,083
Series 2006-B, Class A4, 1.14%, 3/15/24	16	15,825
SLM Private Education Loan Trust, Series 2011-B, Class A2, 3.74%, 2/15/29 (b)	130	132,487
SoFi Consumer Loan Program LLC, Class A (b):
Series 2016-2A, 3.09%, 10/27/25	86	86,136
Series 2016-3, 3.05%, 12/26/25	97	96,265
SPS Servicer Advance Receivables Trust, Series 2016-T1, Class AT1, 2.53%, 11/16/48 (b)	100	99,741
Sunset Mortgage Loan Co. 2014-NPL1 LLC, Series 2016-NPL1, Class A, 3.84%, 7/16/47 (b)	130	129,915
US Residential Opportunity Fund III Trust, Class A (b):
Series 2016-2III, 3.47%, 8/27/36	141	140,582
Series 2016-3III, 3.60%, 10/27/36	149	148,701

Asset-Backed Securities — 15.1%	Par (000)	Value
VOLT LI LLC, Series 2016-NP11, Class A1, 3.50%, 10/25/46 (b)	$99	$98,706
VOLT XXV LLC, Series 2015-NPL8, Class A1, 3.50%, 6/26/45 (b)	63	63,459
VOLT XXXV, Series 2016-NPL9, Class A1, 3.50%, 9/25/46 (b)	97	96,891
Total Asset-Backed Securities — 15.1%		4,249,473

Corporate Bonds
Aerospace & Defense — 0.6%
L-3 Communications Corp.:
5.20%, 10/15/19	50	53,778
3.95%, 5/28/24	18	18,307
3.85%, 12/15/26	40	39,760
Lockheed Martin Corp., 3.55%, 1/15/26	50	51,086

		162,931
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.50%, 6/15/22 (b)	10	10,500
Airlines — 0.0%
American Airlines Group, Inc., 4.63%, 3/01/20 (b)	10	10,125
Auto Components — 0.4%
Ford Motor Co., 4.35%, 12/08/26	50	50,525
General Motors Co., 4.00%, 4/01/25	50	48,994

		99,519
Auto Parts — 0.1%
TPC Group, Inc., 8.75%, 12/15/20 (b)	25	21,125
Auto Services — 0.4%
AutoZone, Inc., 2.50%, 4/15/21	75	74,157
O’Reilly Automotive, Inc., 3.85%, 6/15/23	50	51,415

		125,572
Banks — 4.0%
Bank of Montreal:
1.50%, 7/18/19	50	49,345
1.55%, 12/12/19 (a)	65	65,077
Bank of New York Mellon Corp.:
2.60%, 8/17/20	40	40,291
2.05%, 5/03/21	30	29,445
Bank of Nova Scotia:
1.70%, 6/11/18	75	75,026
2.45%, 3/22/21	50	49,795
Capital One Financial Corp., 6.75%, 9/15/17	50	51,786
CIT Group, Inc., 3.88%, 2/19/19	35	35,744
Credit Suisse, New York, 5.40%, 1/14/20	75	80,410
HSBC Holdings PLC, 4.00%, 3/30/22	50	51,717
HSBC USA, Inc.:
2.75%, 8/07/20	100	100,199
3.50%, 6/23/24	100	100,423
State Street Corp., 2.55%, 8/18/20	35	35,353
Wells Fargo & Co.:
2.15%, 1/15/19	50	50,275
3.00%, 1/22/21	50	50,879
2.10%, 7/26/21	100	97,306
3.45%, 2/13/23	25	25,090
Westpac Banking Corp.:
1.65%, 5/13/19	55	54,421
1.60%, 8/19/19	100	98,809

		1,141,391
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	50	55,693

See Notes to Financial Statements.

16	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Corporate Bonds	Par (000)	Value
Building Materials — 0.2%
Summit Materials LLC, 6.13%, 7/15/23	$10	$10,262
Vulcan Materials Co.:
7.50%, 6/15/21	15	17,663
4.50%, 4/01/25	25	26,125

		54,050
Building Products — 0.5%
Building Materials Corp. of America, 5.38%, 11/15/24 (b)	35	35,962
Masco Corp., 4.38%, 4/01/26	50	50,500
Owens Corning, 3.40%, 8/15/26	50	47,497

		133,959
Capital Markets — 3.4%
Goldman Sachs Group, Inc.:
5.95%, 1/18/18	50	52,087
2.55%, 10/23/19	50	50,367
1.76%, 12/13/19 (a)	100	100,002
2.88%, 2/25/21	40	40,185
5.25%, 7/27/21	50	54,800
3.75%, 5/22/25	75	75,195
3.75%, 2/25/26	75	75,220
3.50%, 11/16/26	35	34,195
Morgan Stanley:
5.55%, 4/27/17	100	101,323
2.20%, 12/07/18	40	40,147
2.65%, 1/27/20	50	50,236
2.63%, 11/17/21	50	49,398
4.88%, 11/01/22	25	26,793
3.70%, 10/23/24	25	25,298
3.88%, 1/27/26	50	50,505
3.13%, 7/27/26	90	85,984
NASDAQ OMX Group, Inc., 4.25%, 6/01/24	25	25,725
National Financial Partners Corp., 9.00%, 7/15/21 (b)	35	36,925

		974,385
Chemicals — 0.6%
Ashland, Inc., 4.75%, 8/15/22	35	36,312
Dow Chemical Co., 8.55%, 5/15/19	50	57,304
Monsanto Co., 2.20%, 7/15/22	50	47,461
PolyOne Corp., 5.25%, 3/15/23	35	35,525

		176,602
Commercial Services & Supplies — 0.2%
ACCO Brands Corp., 6.75%, 4/30/20	35	36,750
RR Donnelley & Sons Co., 6.00%, 4/01/24	35	32,988

		69,738
Communications Equipment — 0.8%
Cisco Systems, Inc., 1.85%, 9/20/21	50	48,798
Juniper Networks, Inc., 3.30%, 6/15/20	50	51,068
Motorola Solutions, Inc., 4.00%, 9/01/24	54	54,063
Plantronics, Inc., 5.50%, 5/31/23 (b)	50	50,500
Zayo Group LLC/Zayo Capital, Inc., 6.38%, 5/15/25	30	31,350

		235,779
Consumer Discretionary — 0.1%
The ServiceMaster Co. LLC, 5.13%, 11/15/24 (b)	25	25,375
Consumer Finance — 1.4%
Ally Financial, Inc., 5.13%, 9/30/24	25	25,438
American Express Co., 8.13%, 5/20/19	50	56,869
Everi Payments, Inc., 10.00%, 1/15/22	20	19,800
Mastercard, Inc., 2.95%, 11/21/26	80	79,105
Navient Corp.:
5.00%, 10/26/20	15	15,300
6.63%, 7/26/21	25	26,438
6.13%, 3/25/24	50	48,563
Synchrony Financial, 2.60%, 1/15/19	25	25,126

Corporate Bonds	Par (000)	Value
Consumer Finance (continued)
Total System Services, Inc., 3.80%, 4/01/21	$25	$25,804
Visa, Inc.:
2.80%, 12/14/22	40	40,224
3.15%, 12/14/25	40	40,175

		402,842
Containers & Packaging — 0.2%
Ball Corp., 4.00%, 11/15/23	15	14,700
Clearwater Paper Corp., 5.38%, 2/01/25 (b)	35	34,650

		49,350
Diversified Financial Services — 4.5%
Aircastle Ltd., 5.13%, 3/15/21	35	37,275
Argos Merger Sub, Inc., 7.13%, 3/15/23 (b)	35	35,700
Bank of America Corp.:
1.70%, 8/25/17	50	50,067
7.63%, 6/01/19	50	56,186
5.00%, 5/13/21	50	54,452
Citigroup, Inc.:
2.05%, 12/07/18	50	49,994
2.05%, 6/07/19	50	49,811
4.50%, 1/14/22	50	53,309
CME Group, Inc., 3.00%, 9/15/22	25	25,571
FS Investment Corp., 4.75%, 5/15/22	25	24,929
General Electric Capital Corp., 5.50%, 1/08/20	50	54,785
General Motors Financial Co., Inc.:
2.40%, 5/09/19	35	34,907
3.50%, 7/10/19	35	35,639
4.20%, 3/01/21	50	51,587
3.45%, 4/10/22	50	49,447
Intercontinental Exchange, Inc., 3.75%, 12/01/25	25	25,548
JPMorgan Chase & Co.:
1.70%, 3/01/18	50	49,995
6.30%, 4/23/19	50	54,637
2.55%, 3/01/21	50	49,843
4.63%, 5/10/21	50	53,836
2.40%, 6/07/21	50	49,541
2.97%, 1/15/23	100	99,665
3.88%, 9/10/24	25	25,296
3.13%, 1/23/25	50	48,878
3.30%, 4/01/26	50	49,128
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 6/01/22	50	49,750
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/01/25	25	26,000
WMG Acquisition Corp., 5.00%, 8/01/23 (b)	25	25,125

		1,270,901
Diversified Telecommunication Services — 1.7%
AT&T, Inc.:
5.50%, 2/01/18	50	51,949
5.88%, 10/01/19	50	54,646
2.80%, 2/17/21	50	49,603
3.00%, 6/30/22	50	49,080
3.95%, 1/15/25	50	50,087
3.40%, 5/15/25	50	48,191
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 4/15/23	25	25,406
CenturyLink, Inc., 6.45%, 6/15/21	50	52,625
Frontier Communications Corp., 8.50%, 4/15/20	35	36,750
Verizon Communications, Inc., 4.50%, 9/15/20	50	53,506

		471,843
Electric Utilities — 1.5%
Berkshire Hathaway Energy Co., 2.40%, 2/01/20	50	50,136
Duke Energy Corp., 3.05%, 8/15/22	50	50,254
Exelon Generation Co. LLC, 4.00%, 10/01/20	25	25,982
Progress Energy, Inc., 4.88%, 12/01/19	50	53,694

See Notes to Financial Statements.

BLACKROCK FUNDS	DECEMBER 31, 2016	17

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
PSEG Power LLC, 3.00%, 6/15/21	$100	$100,307
Southern Co., 2.45%, 9/01/18	50	50,513
Southern Power Co., 1.85%, 12/01/17	50	50,132
Talen Energy Supply LLC:
4.63%, 7/15/19 (b)	35	33,163
6.50%, 6/01/25	15	11,588

		425,769
Electronic Equipment, Instruments & Components — 0.3%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	50	51,125
Fortive Corp., 1.80%, 6/15/19 (b)	30	29,813

		80,938
Energy Equipment & Services — 0.3%
Transocean, Inc.:
5.55%, 10/15/22	25	21,938
9.00%, 7/15/23 (b)	50	51,250

		73,188
Food & Staples Retailing — 1.0%
CVS Health Corp., 2.80%, 7/20/20	50	50,730
JM Smucker Co., 1.75%, 3/15/18	50	50,065
Kellogg Co., 2.65%, 12/01/23	50	48,370
Lamb Weston Holdings, Inc., 4.88%, 11/01/26 (b)	100	98,938
Sysco Corp., 2.60%, 10/01/20	25	25,216

		273,319
Food Products — 0.8%
JBS USA LLC / BS USA Finance, Inc., 5.88%, 7/15/24 (b)	35	36,138
Kellogg Co., 3.25%, 4/01/26	25	24,404
Kraft Heinz Foods Co.:
2.00%, 7/02/18	100	100,022
3.95%, 7/15/25	50	50,652

		211,216
Gas Utilities — 0.2%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24	50	50,625
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories:
2.35%, 11/22/19	65	65,077
2.90%, 11/30/21	50	49,858
3.40%, 11/30/23	100	99,624
Baxter International, Inc., 2.60%, 8/15/26	45	41,543
Boston Scientific Corp.:
2.85%, 5/15/20	50	50,746
3.38%, 5/15/22	50	50,821
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (b)	50	43,375
Stryker Corp.:
2.00%, 3/08/19	25	25,012
4.38%, 1/15/20	50	53,238

		479,294
Health Care Providers & Services — 1.0%
Aetna, Inc.:
1.90%, 6/07/19	50	49,885
2.40%, 6/15/21	25	24,887
Centene Corp., 5.63%, 2/15/21	30	31,542
HCA, Inc.:
3.75%, 3/15/19	35	35,963
5.00%, 3/15/24	50	51,437
UnitedHealth Group, Inc.:
6.00%, 2/15/18	50	52,426
2.13%, 3/15/21	40	39,532

		285,672

Corporate Bonds	Par (000)	Value
Hotels, Restaurants & Leisure — 1.7%
Burger King / New Red Finance, Inc., 4.63%, 1/15/22 (b)	$35	$35,700
GLP Capital LP / GLP Financing II, Inc., 4.88%, 11/01/20	35	36,750
Hyatt Hotels Corp., 4.85%, 3/15/26	25	26,327
International Game Technology PLC, 6.50%, 2/15/25 (b)	200	214,500
McDonald’s Corp.:
2.20%, 5/26/20	50	50,012
3.38%, 5/26/25	50	50,147
Scientific Games International, Inc., 10.00%, 12/01/22	15	14,925
Wyndham Worldwide Corp., 2.50%, 3/01/18	50	50,421

		478,782
Household Durables — 0.5%
DR Horton, Inc., 5.75%, 8/15/23	100	107,250
RSI Home Products, Inc., 6.50%, 3/15/23 (b)	15	15,675
Shea Homes LP / Shea Homes Funding Corp., 6.13%, 4/01/25 (b)	25	24,188

		147,113
Household Products — 0.1%
Newell Rubbermaid, Inc., 2.15%, 10/15/18	25	25,124
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.:
7.38%, 7/01/21	65	72,404
5.50%, 3/15/24	50	50,875

		123,279
Insurance — 1.7%
Aflac, Inc.:
4.00%, 2/15/22	50	52,878
2.88%, 10/15/26	100	95,804
Allstate Corp., 3.28%, 12/15/26	25	25,083
American Financial Group, Inc., 3.50%, 8/15/26	50	47,890
American International Group, Inc., 5.85%, 1/16/18	50	52,138
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	50	53,887
CNO Financial Group, Inc., 4.50%, 5/30/20	10	10,250
HUB International Ltd., 7.88%, 10/01/21 (b)	25	26,410
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19	50	50,281
Trinity Acquisition PLC, 3.50%, 9/15/21	50	50,488

		465,109
Internet Software & Services — 0.7%
eBay, Inc., 2.50%, 3/09/18	100	100,878
Expedia, Inc., 4.50%, 8/15/24	25	25,406
Priceline Group, Inc., 3.60%, 6/01/26	50	49,450
VeriSign, Inc., 4.63%, 5/01/23	35	35,350

		211,084
IT Services — 0.3%
First Data Corp., 6.75%, 11/01/20 (b)	10	10,375
Verisk Analytics, Inc., 4.00%, 6/15/25	25	25,351
Western Digital Corp., 10.50%, 4/01/24 (b)	45	53,212

		88,938
Leisure Products — 0.1%
Mattel, Inc., 2.35%, 8/15/21	25	24,401
Machinery — 0.1%
Stanley Black & Decker, Inc., 1.62%, 11/17/18	40	39,754
Media — 2.1%
CBS Corp., 2.90%, 1/15/27	50	46,380
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20	50	51,012
4.91%, 7/23/25	100	105,393
CSC Holdings LLC, 5.25%, 6/01/24	50	48,875
DISH DBS Corp.:
5.88%, 11/15/24	25	25,725
7.75%, 7/01/26	100	112,750

See Notes to Financial Statements.

18	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Corporate Bonds	Par (000)	Value
Media (continued)
Hughes Satellite Systems Corp. (b):
5.25%, 8/01/26	$35	$34,300
6.63%, 8/01/26	55	55,275
Sirius XM Radio, Inc., 5.38%, 4/15/25 (b)	35	34,825
Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	35	35,350
Time Warner Cable, Inc., 4.00%, 9/01/21	20	20,538
Univision Communications, Inc., 5.13%, 2/15/25 (b)	15	14,344

		584,767
Metals & Mining — 1.1%
Aleris International, Inc., 7.88%, 11/01/20	13	13,033
ArcelorMittal, 10.85%, 6/01/19	25	29,250
Freeport-McMoRan, Inc.:
3.55%, 3/01/22	50	46,500
3.88%, 3/15/23	50	45,875
Kinross Gold Corp., 5.95%, 3/15/24	50	50,625
Southern Copper Corp., 3.88%, 4/23/25	50	49,301
Teck Resources Ltd., 6.25%, 7/15/41	25	24,092
United States Steel Corp.:
7.38%, 4/01/20	17	18,233
8.38%, 7/01/21 (b)	25	27,638

		304,547
Multi-Utilities — 0.5%
AmeriGas Partners LP / AmeriGas Finance Corp.:
5.63%, 5/20/24	45	46,012
5.50%, 5/20/25	50	50,500
Dominion Resources, Inc., 4.45%, 3/15/21	50	53,424

		149,936
Oil, Gas & Consumable Fuels — 3.0%
Boardwalk Pipelines LP, 5.95%, 6/01/26	40	43,450
BP Capital Markets PLC, 2.24%, 9/26/18	50	50,374
Buckeye Partners LP, 3.95%, 12/01/26	50	48,660
Cimarex Energy Co., 4.38%, 6/01/24	50	51,997
Exxon Mobil Corp.:
2.22%, 3/01/21	55	55,126
2.73%, 3/01/23	70	70,238
Kinder Morgan, Inc., 3.05%, 12/01/19	25	25,359
Marathon Petroleum Corp., 2.70%, 12/14/18	50	50,666
Occidental Petroleum Corp.:
2.60%, 4/15/22	85	84,781
3.50%, 6/15/25	20	20,283
3.40%, 4/15/26	30	30,226
ONEOK, Inc., 7.50%, 9/01/23	50	57,500
Pioneer Natural Resources Co., 4.45%, 1/15/26	50	52,978
Rowan Cos., Inc., 7.38%, 6/15/25	50	51,000
Shell International Finance BV, 2.25%, 11/10/20	25	24,965
TransCanada PipeLines, Ltd.:
3.13%, 1/15/19	30	30,626
3.80%, 10/01/20	50	52,190
Williams Partners LP, 3.90%, 1/15/25	25	24,519
WPX Energy, Inc., 7.50%, 8/01/20	15	16,125

		841,063
Personal Products — 0.2%
Avon International Operations, Inc., 7.88%, 8/15/22 (b)	50	52,875
Pharmaceuticals — 1.2%
AbbVie, Inc.:
1.80%, 5/14/18	50	50,037
2.30%, 5/14/21	25	24,495
Laboratory Corp. of America Holdings, 2.50%, 11/01/18	50	50,441
Quest Diagnostics, Inc., 3.45%, 6/01/26	50	49,317
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/19	100	98,732
2.40%, 9/23/21	45	43,469

Corporate Bonds	Par (000)	Value
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc., 5.38%, 3/15/20 (b)	$15	$12,675

		329,166
Producer Durables: Miscellaneous — 0.2%
Open Text Corp., 5.88%, 6/01/26 (b)	40	42,200
Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp., 3.50%, 1/31/23	25	25,076
Digital Realty Trust, Inc., 3.40%, 10/01/20	50	50,861
Simon Property Group LP, 2.20%, 2/01/19	50	50,406

		126,343
Road & Rail — 0.1%
OPE KAG Finance Sub, Inc., 7.88%, 7/31/23 (b)	15	15,150
Semiconductors & Semiconductor Equipment — 0.4%
Analog Devices, Inc., 2.50%, 12/05/21	25	24,770
NVIDIA Corp., 3.20%, 9/16/26	100	96,146

		120,916
Software — 0.7%
BMC Software Finance, Inc., 8.13%, 7/15/21 (b)	15	14,015
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	50	51,441
Infor US, Inc., 6.50%, 5/15/22	30	31,275
Microsoft Corp., 2.00%, 8/08/23	50	47,790
Oracle Corp., 1.90%, 9/15/21	45	43,974

		188,495
Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.:
2.00%, 5/06/20	50	50,093
2.25%, 2/23/21	50	49,959
Hewlett Packard Enterprise Co., 2.85%, 10/05/18	75	75,725

		175,777
Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co., 6.88%, 5/01/22	35	36,663
Thrifts & Mortgage Finance — 0.1%
Quicken Loans, Inc., 5.75%, 5/01/25 (b)	15	14,588
Radian Group, Inc., 5.25%, 6/15/20	25	26,125

		40,713
Tobacco — 1.0%
Altria Group, Inc.:
2.63%, 1/14/20	50	50,570
4.00%, 1/31/24	50	52,831
Philip Morris International, Inc.:
5.65%, 5/16/18	50	52,700
3.25%, 11/10/24	25	25,169
Reynolds American, Inc., 2.30%, 6/12/18	50	50,317
Vector Group, Ltd., 7.75%, 2/15/21	35	36,487

		268,074
Wireless Telecommunication Services — 1.0%
American Tower Corp., 3.30%, 2/15/21	50	50,569
Communications Sales & Leasing, Inc./CSL Capital LLC, 6.00%, 4/15/23 (b)	15	15,488
Crown Castle International Corp., 4.88%, 4/15/22	35	37,268
DuPont Fabros Technology LP, 5.63%, 6/15/23	15	15,675
Sprint Communications, Inc., 6.00%, 11/15/22	25	25,188
Sprint Corp., 7.88%, 9/15/23	25	26,688
T-Mobile USA, Inc.:
6.63%, 4/01/23	50	53,000
6.38%, 3/01/25	50	53,437

		277,313
Total Corporate Bonds — 44.4%		12,529,283

See Notes to Financial Statements.

BLACKROCK FUNDS	DECEMBER 31, 2016	19

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities — 1.9%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class A4, 5.60%, 6/10/49 (a)	$43	$42,837
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18, Series 2007-PW18, Class AMA, 6.09%, 6/11/50 (a)	100	103,214
COMM 2007-C9 Mortgage Trust, Series 2007-C9, Class A1A, 5.79%, 12/10/49 (a)	93	94,250
Commercial Mortgage Trust, Series 2008-LS1, Class A4B, 6.10%, 12/10/49 (a)	61	61,712
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.80%, 8/10/45 (a)	83	83,474
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.44%, 6/12/47	12	11,521
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.73%, 6/12/50 (a)	77	77,745
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A, 5.71%, 6/15/49 (a)	61	61,943
Total Non-Agency Mortgage-Backed Securities — 1.9%		536,696

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 5.4%
Fannie Mae (a):
Series 2014-C02, Class 2M2, 3.36%, 5/25/24	100	98,750
Series 2014-C03, Class 2M2, 3.66%, 7/25/24	100	100,412
Series 2015-C01, Class 1M2, 5.06%, 2/25/25	99	104,110
Series 2015-C02, Class 1M2, 4.76%, 5/25/25	100	104,309
Series 2015-C02, Class 2M2, 4.76%, 5/25/25	100	104,434
Series 2015-C03, Class 1M2, 5.76%, 7/25/25	100	107,803
Series 2015-C04, Class 1M2, 6.46%, 4/25/28	100	110,772
Fannie Mae Connecticut Avenue Securities (a):
Series 2014-C02, Class 2M1, 1.71%, 5/25/24	35	35,028
Series 2014-C03, Class 2M1., 1.96%, 7/25/24	42	42,130
Series 2014-C04, Class 1M1, 2.71%, 11/25/24	16	15,610
Series 2014-C04, Class 1M2, 5.76%, 11/25/24	125	135,460
Series 2014-C04, Class 2M1, 2.86%, 11/25/24	1	1,170
Series 2015-C03, Class 2M1, 2.26%, 7/25/25	37	36,683
Series 2015-C04, Class 2M1, 2.46%, 4/25/28	66	65,751
Series 2016-C03, Class 2M1, 2.96%, 10/25/28	95	96,060
Series 2016-C05, Class 2M1, 2.11%, 1/25/29	87	87,669
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DN1, Class M3, 4.91%, 1/25/25 (a)	250	263,404

		1,509,555
Mortgage-Backed Securities — 43.5%
Fannie Mae Mortgage-Backed Securities (c):
3.00%, 1/01/47	646	641,994
3.50%, 11/01/45 - 1/01/47	1,611	1,652,453
4.00%, 1/01/32 - 1/01/47	1,372	1,441,371
4.50%, 1/01/32 - 1/01/47	2,138	2,298,738
5.00%, 2/01/41 - 1/01/47	1,104	1,202,883
5.50%, 1/01/47	450	500,238

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities (c):
3.00%, 1/01/47	$560	$556,066
3.50%, 1/01/32 - 1/01/47	840	864,561
4.00%, 1/01/32 - 1/01/47	584	613,470
4.50%, 5/01/42 - 1/01/47	66	71,354
Ginnie Mae Mortgage-Backed Securities (c):
3.50%, 5/15/46 - 1/15/47	946	984,350
4.00%, 9/15/45 - 1/15/47	786	835,422
4.50%, 8/15/46 - 1/15/47	400	429,596
5.00%, 1/15/47	175	187,934

		12,280,430
Total U.S. Government Sponsored Agency Securities — 48.9%		13,789,985
Total Long-Term Investments (Cost — $33,922,770) — 120.6%		34,016,789

Short-Term Securities	Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.36% (d)(e)	406,999	406,999
Total Short-Term Securities (Cost — $406,999) — 1.4%		406,999
Total Investments Before TBA Sale Commitments (Cost — $34,329,769) — 122.0%		34,423,788

TBA Sale Commitments (c)	Par (000)
Fannie Mae Mortgage-Backed Securities:
3.00%, 1/01/47	$150	(149,012)
3.50%, 1/01/32	190	(197,945)
4.50%, 1/01/47	75	(80,669)
5.00%, 1/01/47	50	(54,469)
5.50%, 1/01/47	50	(55,582)
Freddie Mac Mortgage-Backed Securities:
3.00%, 1/01/47	50	(49,649)
4.00%, 1/01/47	38	(39,912)
Ginnie Mae Mortgage-Backed Securities, 3.00%, 1/15/47	535	(541,698)
Total TBA Sale Commitments (Proceeds — $1,164,999) — 4.2%		(1,168,936)
Total Investments, Net of TBA Sale Commitments (Cost — $33,164,770) — 117.8%		33,254,852
Liabilities in Excess of Other Assets — (17.8)%		(5,035,197)

Net Assets — 100.0%		$28,219,655

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

20	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

(c)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	$(373,245)	$(2,051)
Barclays Capital, Inc.	$51,300	$(43)
BNP Paribas S.A.	$702,256	$130
Citigroup Global Markets, Inc.	$1,149,151	$(1,203)
Credit Suisse Securities (USA) LLC	$987,591	$(2,246)
Goldman Sachs & Co.	$902,868	$(589)
J.P. Morgan Securities LLC	$1,424,768	$(629)
Mizuho Securities USA, Inc.	$102,945	$195
Morgan Stanley & Co. LLC	$268,284	$(659)
Nomura Securities International, Inc.	$136,802	$(40)
Wells Fargo Securities, LLC	$(13,103)	$(228)

(d)	During the year ended December 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at December 31, 2016	Value at December 31, 2016	Income	Realized Gain
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	406,999	406,999	$406,999	$820	—
BlackRock Liquidity Funds, TempFund, Institutional Class[1]	4,676,461	(4,676,461)	—	—	8,229	$4
Total				$406,999	$9,049	$4

[1] No longer held by the Fund as of period end.

(e)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(2)	2-Year U.S. Treasury Note	March 2017	$433,375	$(65)
6	5-Year U.S. Treasury Note	March 2017	$705,984	(141)
11	10-Year Australian Treasury Bonds	March 2017	$1,014,040	7,527
(4)	10-Year U.S. Treasury Note	March 2017	$497,125	(4,640)
(6)	10-Year U.S. Ultra Long Treasury Note	March 2017	$804,375	1,101
(1)	Euro Bund Futures	March 2017	$172,792	210
6	Euro OAT Futures	March 2017	$958,880	8,521
(3)	Long Term Euro BTP	March 2017	$427,302	(7,603)
(10)	UK Long Gilt Bond	March 2017	$1,550,729	(29,833)
(2)	Ultra U.S. Treasury Bond	March 2017	$320,500	(1,315)
Total				$(26,238)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	70,000	USD	51,666	Citibank N.A.	1/05/17	$(1,152)
EUR	60,000	USD	63,737	Morgan Stanley & Co. International PLC	1/05/17	(573)
USD	63,345	GBP	50,000	HSBC Bank USA N.A.	1/05/17	1,723
BRL	20,000	USD	5,787	Morgan Stanley & Co. International PLC	3/02/17	261
USD	5,760	BRL	20,000	HSBC Bank USA N.A.	3/02/17	(288)
AUD	40,000	USD	29,944	Citibank N.A.	3/13/17	(1,126)
AUD	10,000	USD	7,453	Citibank N.A.	3/13/17	(248)
AUD	20,000	USD	14,877	Citibank N.A.	3/13/17	(468)
CAD	370,000	USD	278,926	Goldman Sachs International	3/13/17	(3,124)
CHF	40,000	USD	39,813	Citibank N.A.	3/13/17	(365)
COP	100,000,000	USD	32,701	Credit Suisse International	3/13/17	215

See Notes to Financial Statements.

BLACKROCK FUNDS	DECEMBER 31, 2016	21

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	9,719	HUF	3,053,006	Barclays Bank PLC	3/13/17	$(145)
EUR	22,423	HUF	7,000,000	Citibank N.A.	3/13/17	(186)
EUR	19,442	HUF	6,107,891	Citibank N.A.	3/13/17	(293)
EUR	9,719	HUF	3,057,768	Citibank N.A.	3/13/17	(161)
EUR	38,886	HUF	12,187,163	Credit Suisse International	3/13/17	(484)
EUR	11,433	HUF	3,594,172	Credit Suisse International	3/13/17	(180)
EUR	24,830	PLN	111,139	Barclays Bank PLC	3/13/17	(301)
EUR	13,301	PLN	59,622	Barclays Bank PLC	3/13/17	(183)
EUR	11,194	PLN	50,000	BNP Paribas S.A.	3/13/17	(111)
EUR	11,183	PLN	50,000	BNP Paribas S.A.	3/13/17	(123)
EUR	9,933	PLN	44,414	Citibank N.A.	3/13/17	(110)
EUR	1,441	PLN	6,461	Citibank N.A.	3/13/17	(20)
EUR	6,773	PLN	30,377	Credit Suisse International	3/13/17	(96)
EUR	993	PLN	4,449	Credit Suisse International	3/13/17	(13)
EUR	29,819	PLN	133,574	Credit Suisse International	3/13/17	(387)
EUR	83,570	USD	90,635	Citibank N.A.	3/13/17	(2,369)
EUR	116,430	USD	126,168	Morgan Stanley & Co. International PLC	3/13/17	(3,196)
HUF	610,403	EUR	1,940	Barclays Bank PLC	3/13/17	32
HUF	4,620,000	EUR	14,660	BNP Paribas S.A.	3/13/17	270
HUF	4,620,000	EUR	14,671	BNP Paribas S.A.	3/13/17	258
HUF	4,576,625	EUR	14,554	Citibank N.A.	3/13/17	234
HUF	1,000,000	EUR	3,172	Credit Suisse International	3/13/17	59
HUF	6,000,000	EUR	19,087	Credit Suisse International	3/13/17	300
HUF	1,760,000	EUR	5,586	Credit Suisse International	3/13/17	101
HUF	11,202,461	EUR	35,602	Credit Suisse International	3/13/17	596
HUF	610,511	EUR	1,940	HSBC Bank USA N.A.	3/13/17	32
ILS	100,000	USD	26,335	Citibank N.A.	3/13/17	(326)
ILS	50,000	USD	13,134	Credit Suisse International	3/13/17	(130)
ILS	50,000	USD	13,173	HSBC Bank USA N.A.	3/13/17	(169)
JPY	1,000,000	USD	8,858	HSBC Bank USA N.A.	3/13/17	(274)
KRW	33,000,000	USD	28,468	Bank of America N.A.	3/13/17	(1,139)
KRW	25,334,790	USD	21,653	Citibank N.A.	3/13/17	(672)
KRW	33,000,000	USD	28,483	Deutsche Bank AG	3/13/17	(1,154)
KRW	44,000,000	USD	37,954	Morgan Stanley & Co. International PLC	3/13/17	(1,516)
KRW	11,895,210	USD	10,165	Morgan Stanley & Co. International PLC	3/13/17	(314)
KRW	50,000,000	USD	42,856	UBS AG	3/13/17	(1,449)
KRW	24,820,000	USD	21,226	UBS AG	3/13/17	(672)
MXN	300,000	USD	14,566	Deutsche Bank AG	3/13/17	(224)
NOK	1,570,000	USD	187,287	Morgan Stanley & Co. International PLC	3/13/17	(5,394)
NZD	60,000	USD	42,674	HSBC Bank USA N.A.	3/13/17	(1,075)
PHP	300,000	USD	5,967	Barclays Bank PLC	3/13/17	21
PHP	625,000	USD	12,384	Deutsche Bank AG	3/13/17	91
PHP	1,000,000	USD	19,934	UBS AG	3/13/17	25
PLN	490,035	EUR	109,601	Citibank N.A.	3/13/17	1,205
RUB	500,000	USD	7,683	Barclays Bank PLC	3/13/17	342
RUB	3,650,000	USD	56,178	JPMorgan Chase Bank N.A.	3/13/17	2,401
SEK	390,000	USD	43,306	Citibank N.A.	3/13/17	(328)
SEK	425,000	USD	46,767	Citibank N.A.	3/13/17	68
SEK	710,000	USD	78,920	Credit Suisse International	3/13/17	(677)
SEK	75,000	USD	8,244	Credit Suisse International	3/13/17	21
SEK	550,000	USD	60,230	Morgan Stanley & Co. International PLC	3/13/17	381
THB	1,000,000	USD	28,058	Bank of America N.A.	3/13/17	(142)
THB	1,000,000	USD	28,050	BNP Paribas S.A.	3/13/17	(134)
THB	1,029,039	USD	28,865	Credit Suisse International	3/13/17	(138)
THB	1,350,000	USD	37,921	Goldman Sachs International	3/13/17	(235)
THB	1,070,961	USD	30,033	HSBC Bank USA N.A.	3/13/17	(136)
THB	1,350,000	USD	37,921	UBS AG	3/13/17	(235)
TRY	51,922	USD	15,139	Barclays Bank PLC	3/13/17	(635)
TRY	15,255	USD	4,235	Barclays Bank PLC	3/13/17	26
TRY	4,745	USD	1,317	Citibank N.A.	3/13/17	8
TRY	20,000	USD	5,653	Credit Suisse International	3/13/17	(66)
TRY	38,078	USD	11,096	Morgan Stanley & Co. International PLC	3/13/17	(460)
TWD	800,000	USD	25,341	Bank of America N.A.	3/13/17	(647)
TWD	95,360	USD	3,010	Barclays Bank PLC	3/13/17	(66)

See Notes to Financial Statements.

22	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (concluded)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TWD	309,640	USD	9,762	HSBC Bank USA N.A.	3/13/17	$(205)
TWD	200,000	USD	6,316	UBS AG	3/13/17	(143)
USD	29,669	AUD	40,000	Citibank N.A.	3/13/17	851
USD	22,318	AUD	30,000	HSBC Bank USA N.A.	3/13/17	704
USD	53,399	CAD	70,000	Citibank N.A.	3/13/17	1,220
USD	130,674	CAD	172,547	Citibank N.A.	3/13/17	2,056
USD	43,506	CAD	57,454	HSBC Bank USA N.A.	3/13/17	680
USD	53,143	CAD	70,000	Morgan Stanley & Co. International PLC	3/13/17	964
USD	9,992	CHF	10,000	Citibank N.A.	3/13/17	130
USD	19,790	CHF	20,000	Citibank N.A.	3/13/17	66
USD	9,903	CHF	10,000	Citibank N.A.	3/13/17	41
USD	32,968	COP	100,000,000	Citibank N.A.	3/13/17	52
USD	216,260	EUR	200,000	Bank of America N.A.	3/13/17	5,022
USD	5,024	ILS	19,203	Citibank N.A.	3/13/17	30
USD	16,207	ILS	61,874	Credit Suisse International	3/13/17	114
USD	13,139	ILS	50,000	Credit Suisse International	3/13/17	134
USD	8,065	ILS	30,797	Credit Suisse International	3/13/17	55
USD	9,990	ILS	38,126	Goldman Sachs International	3/13/17	73
USD	8,814	JPY	1,000,000	Goldman Sachs International	3/13/17	230
USD	189,487	KRW	222,050,000	Nomura International PLC	3/13/17	5,597
USD	14,610	MXN	300,000	Deutsche Bank AG	3/13/17	269
USD	47,883	NOK	400,000	Citibank N.A.	3/13/17	1,541
USD	47,359	NOK	400,000	Citibank N.A.	3/13/17	1,016
USD	47,863	NOK	400,000	Credit Suisse International	3/13/17	1,521
USD	43,831	NOK	370,000	Morgan Stanley & Co. International PLC	3/13/17	965
USD	3,359	NZD	4,677	Citibank N.A.	3/13/17	117
USD	14,313	NZD	20,000	Citibank N.A.	3/13/17	447
USD	14,261	NZD	20,000	Goldman Sachs International	3/13/17	395
USD	11,021	NZD	15,323	Morgan Stanley & Co. International PLC	3/13/17	397
USD	38,393	PHP	1,925,000	HSBC Bank USA N.A.	3/13/17	(30)
USD	26,305	RUB	1,700,000	Barclays Bank PLC	3/13/17	(978)
USD	18,675	RUB	1,200,000	Barclays Bank PLC	3/13/17	(584)
USD	20,047	RUB	1,250,000	Barclays Bank PLC	3/13/17	(15)
USD	237,256	SEK	2,150,000	HSBC Bank USA N.A.	3/13/17	325
USD	190,722	THB	6,800,000	Barclays Bank PLC	3/13/17	893
USD	37,232	TRY	130,000	Citibank N.A.	3/13/17	918
USD	44,220	TWD	1,405,000	Morgan Stanley & Co. International PLC	3/13/17	853
USD	7,210	ZAR	100,000	Citibank N.A.	3/13/17	21
USD	7,095	ZAR	100,000	Deutsche Bank AG	3/13/17	(94)
ZAR	200,000	USD	14,507	Citibank N.A.	3/13/17	(129)
INR	4,950,000	USD	72,901	BNP Paribas S.A.	3/16/17	(607)
INR	769,805	USD	11,342	Citibank N.A.	3/16/17	(99)
INR	2,562,232	USD	37,674	Deutsche Bank AG	3/16/17	(253)
INR	3,630,000	USD	53,375	HSBC Bank USA N.A.	3/16/17	(359)
INR	1,650,195	USD	24,295	HSBC Bank USA N.A.	3/16/17	(194)
INR	2,637,768	USD	38,796	HSBC Bank USA N.A.	3/16/17	(272)
INR	1,899,993	USD	27,905	HSBC Bank USA N.A.	3/16/17	(156)
INR	666,651	USD	9,785	Morgan Stanley & Co. International PLC	3/16/17	(49)
INR	2,663,356	USD	39,141	UBS AG	3/16/17	(243)
USD	312,509	INR	21,430,000	Barclays Bank PLC	3/16/17	(475)
USD	117,373	AUD	160,000	Credit Suisse International	3/21/17	2,122
USD	52,473	EUR	50,000	Deutsche Bank AG	3/21/17	(362)
Total						$(867)

Centrally Cleared Credit Default Swaps — Buy Protection
Issuer/Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
Markit CDX North America High Yield Index, Series 27, Version 1	5.00%	12/20/21	USD	510	$(2,417)

See Notes to Financial Statements.

BLACKROCK FUNDS	DECEMBER 31, 2016	23

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.85%[1]	3-Month LIBOR	N/A	12/15/21	USD	281	$(1,581)
1.88%[1]	3-Month LIBOR	N/A	12/15/21	USD	375	(1,561)
2.36%[2]	3-Month LIBOR	N/A	12/15/28	USD	129	785
2.39%[2]	3-Month LIBOR	N/A	12/15/28	USD	173	364
Total						$(1,993)

[1] Fund pays the floating rate and receives the fixed rate.
[2] Fund pays the fixed rate and receives the floating rate.

OTC Total Return Swaps[1]
Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities
Equity Securities Long/Short:	Morgan Stanley & Co. International PLC	5/19/17	$(92,556)	$292,121	[2]	$208,173
	Bank of America N.A.	1/19/18	(9,512)	163,026	[3]	177,033
Total			$(102,068)	$455,147		$385,206

[1] The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20 – 1,370 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Garban Intercapital Federal Funds Rate Open
[2] Amount includes $(8,608) of net dividends and financing fees.
[3] Amount includes $(23,519) of net dividends and financing fees.

See Notes to Financial Statements.

24	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley &
Co. International PLC as of December 31, 2016, expiration date 5/19/17:
	Shares	Value
Reference Entity — Long
Aerospace & Defense
Boeing Co.	195	$30,358
Huntington Ingalls Industries, Inc.	53	9,762
Lockheed Martin Corp.	11	2,749
Northrop Grumman Corp.	40	9,303
Raytheon Co.	656	93,152

		145,324
Air Freight & Logistics
United Parcel Service, Inc., Class B	828	94,922
Auto Components
Lear Corp.	155	20,517
Automobiles
Ford Motor Co.	1,163	14,107
General Motors Co.	409	14,250

		28,357
Biotechnology
Amgen, Inc.	53	7,749
Biogen, Inc.	9	2,552

		10,301
Building Products
Owens Corning	284	14,643
Chemicals
Celanese Corp., Series A	120	9,449
Eastman Chemical Co.	39	2,933
LyondellBasell Industries NV, Class A	64	5,490

		17,872
Commercial Services & Supplies
Republic Services, Inc.	608	34,686
RR Donnelley & Sons Co.	414	6,757
Waste Management, Inc.	232	16,451

		57,894
Communications Equipment
Cisco Systems, Inc.	3,135	94,740
Juniper Networks, Inc.	733	20,715
Motorola Solutions, Inc.	77	6,382

		121,837
Construction Materials
Vulcan Materials Co.	258	32,289
Consumer Finance
OneMain Holdings, Inc.	1,044	23,114
Containers & Packaging
Graphic Packaging Holding Co.	1,059	13,216
International Paper Co.	665	35,285

		48,501
Diversified Consumer Services
Service Corp. International	1,412	40,101
Electric Utilities
Duke Energy Corp.	1,243	96,482
Exelon Corp.	327	11,605
FirstEnergy Corp.	224	6,937
Xcel Energy, Inc.	2,417	98,372

		213,396
Electronic Equipment, Instruments & Components
Flextronics International Ltd.	1,468	21,095

	Shares	Value
Reference Entity — Long
Energy Equipment & Services
Diamond Offshore Drilling, Inc.	963	$17,045
Transocean Ltd.	129	1,902

		18,947
Food & Staples Retailing
Costco Wholesale Corp.	16	2,562
CVS Health Corp.	1,221	96,349
Supervalu, Inc.	10	47
Wal-Mart Stores, Inc.	846	58,475

		157,433
Food Products
General Mills, Inc.	673	41,571
Hershey Co.	41	4,241
Mead Johnson Nutrition Co.	83	5,873
Tyson Foods, Inc., Class A	259	15,975

		67,660
Health Care Providers & Services
HCA Holdings, Inc.	909	67,284
McKesson Corp.	98	13,764
Quest Diagnostics, Inc.	435	39,976
Quorum Health Corp.	53	619

		121,643
Hotels, Restaurants & Leisure
McDonald’s Corp.	43	5,234
Household Durables
Tupperware Brands Corp.	567	29,836
Household Products
Colgate-Palmolive Co.	1,826	119,493
Independent Power and Renewable Electricity Producers
AES Corp.	7,741	89,951
Calpine Corp.	1,349	15,419
NRG Energy, Inc.	4,877	59,792

		165,162
Industrial Conglomerates
3M Co.	547	97,678
Insurance
American International Group, Inc.	409	26,712
Aon PLC	877	97,812
Loews Corp.	736	34,467
Travelers Cos., Inc.	163	19,954
Unum Group	273	11,993
XL Group Ltd.	377	14,047

		204,985
IT Services
Xerox Corp.	1,219	10,642
Leisure Products
Hasbro, Inc.	404	31,427
Machinery
Deere & Co.	129	13,292
Meritor, Inc.	1,218	15,128
Trinity Industries, Inc.	154	4,275

		32,695
Media
AMC Networks, Inc., Class A	177	9,264
Cinemark Holdings, Inc.	324	12,429
Regal Entertainment Group, Class A	1,219	25,111

See Notes to Financial Statements.

BLACKROCK FUNDS	DECEMBER 31, 2016	25

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Long
Media (continued)
TEGNA, Inc.	2,789	$59,657
Walt Disney Co.	138	14,382

		120,843
Metals & Mining
Arconic, Inc.	4,057	75,217
Barrick Gold Corp.	5,604	89,552
Kinross Gold Corp.	915	2,846
Newmont Mining Corp.	1,680	57,237
Steel Dynamics, Inc.	711	25,297
Teck Resources Ltd., Class B	295	5,909

		256,058
Multiline Retail
Kohl’s Corp.	137	6,765
Macy’s, Inc.	354	12,677
Nordstrom, Inc.	222	10,640

		30,082
Oil, Gas & Consumable Fuels
Devon Energy Corp.	1,834	83,759
Exxon Mobil Corp.	551	49,733
Kinder Morgan, Inc.	126	2,610
Marathon Oil Corp.	1,056	18,279
Murphy Oil Corp.	101	3,144
SM Energy Co.	15	517

		158,042
Pharmaceuticals
Eli Lilly & Co.	40	2,942
Merck & Co., Inc.	46	2,708
Pfizer, Inc.	1,628	52,877

		58,527
Real Estate Investment Trusts (REITs)
CoreCivic, Inc.	381	9,319
Kimco Realty Corp.	456	11,473
Prologis, Inc.	45	2,376

		23,168
Road & Rail
CSX Corp.	1,029	36,972
Norfolk Southern Corp.	830	89,698

		126,670
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	18	581
Intel Corp.	754	27,348
KLA-Tencor Corp.	168	13,218
QUALCOMM, Inc.	41	2,673
Xilinx, Inc.	136	8,210

		52,030
Software
Oracle Corp.	428	16,457
Specialty Retail
Best Buy Co., Inc.	122	5,206
Home Depot, Inc.	726	97,342

		102,548
Technology Hardware, Storage & Peripherals
Apple, Inc.	78	9,034
HP, Inc.	206	3,057
NetApp, Inc.	1,033	36,434

		48,525
Total Reference Entity — Long		2,945,948

	Shares	Value
Reference Entity — Short
Aerospace & Defense
TransDigm Group, Inc.	(132)	$(32,863)
Air Freight & Logistics
XPO Logistics, Inc.	(726)	(31,334)
Auto Components
BorgWarner, Inc.	(15)	(592)
Delphi Automotive PLC	(289)	(19,464)

		(20,056)
Automobiles
Ford Motor Co.	(597)	(7,242)
Beverages
Molson Coors Brewing Co.	(477)	(46,417)
Chemicals
Agrium, Inc.	(446)	(44,845)
Ashland Global Holdings, Inc.	(49)	(5,355)
EI du Pont de Nemours & Co.	(253)	(18,570)
Methanex Corp.	(1,235)	(54,093)
Olin Corp.	(109)	(2,792)
PolyOne Corp.	(163)	(5,223)

		(130,878)
Containers & Packaging
Crown Holdings, Inc.	(138)	(7,255)
Diversified Telecommunication Services
AT&T, Inc.	(243)	(10,335)
Frontier Communications Corp.	(23,203)	(78,426)

		(88,761)
Electric Utilities
Southern Co.	(1,997)	(98,232)
Electronic Equipment, Instruments & Components
Avnet, Inc.	(119)	(5,666)
Energy Equipment & Services
National Oilwell Varco, Inc.	(107)	(4,006)
Food Products
Archer-Daniels-Midland Co.	(1,941)	(88,607)
ConAgra Foods, Inc.	(1,792)	(70,873)
Kellogg Co.	(1,164)	(85,798)
Post Holdings, Inc.	(230)	(18,490)
TreeHouse Foods, Inc.	(625)	(45,119)

		(308,887)
Health Care Equipment & Supplies
Abbott Laboratories	(2,659)	(102,132)
Boston Scientific Corp.	(368)	(7,960)

		(110,092)
Health Care Providers & Services
Quorum Health Corp.	(53)	(618)
Hotels, Restaurants & Leisure
MGM Resorts International	(255)	(7,352)
Wynn Resorts Ltd.	(118)	(10,208)

		(17,560)
Household Durables
DR Horton, Inc.	(463)	(12,654)
Lennar Corp.	(1,152)	(49,455)
Mohawk Industries, Inc.	(341)	(68,091)
Newell Rubbermaid, Inc.	(114)	(5,090)
Whirlpool Corp.	(40)	(7,271)

		(142,561)
Household Products
Spectrum Brands Holdings, Inc.	(624)	(76,334)

See Notes to Financial Statements.

26	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Short
Industrial Conglomerates
General Electric Co.	(3,972)	$(125,515)
Roper Industries, Inc.	(33)	(6,042)

		(131,557)
Insurance
Loews Corp.	(276)	(12,925)
Internet & Direct Marketing Retail
Expedia, Inc.	(918)	(103,991)
IT Services
Fidelity National Information Services, Inc.	(91)	(6,883)
International Business Machines Corp.	(25)	(4,150)
Leidos Holdings, Inc.	(231)	(11,813)
Western Union Co.	(3,345)	(72,654)

		(95,500)
Leisure Products
Mattel, Inc.	(101)	(2,783)
Machinery
Caterpillar, Inc.	(126)	(11,685)
Stanley Black & Decker, Inc.	(806)	(92,440)

		(104,125)
Media
Comcast Corp., Class A	(1,090)	(75,265)
DISH Network Corp.	(223)	(12,918)

		(88,183)
Metals & Mining
Freeport-McMoRan, Inc.	(1,550)	(20,444)
Multi-Utilities
Dominion Resources, Inc.	(1,291)	(98,878)
Sempra Energy	(246)	(24,757)

		(123,635)
Multiline Retail
JC Penney Co., Inc.	(10,724)	(89,116)
Nordstrom, Inc.	(575)	(27,560)

		(116,676)
Oil, Gas & Consumable Fuels
Chevron Corp.	(400)	(47,080)
Enbridge, Inc.	(122)	(5,139)
HollyFrontier Corp.	(88)	(2,883)
Noble Energy, Inc.	(100)	(3,806)
Pioneer Natural Resources Co.	(152)	(27,371)
Suncor Energy, Inc.	(3,044)	(99,508)
Weatherford International PLC	(1,145)	(5,713)

		(191,500)
Pharmaceuticals
Mylan NV	(130)	(4,959)
Professional Services
Verisk Analytics, Inc., Class A	(225)	(18,263)
Real Estate Investment Trusts (REITs)
American Tower Corp.	(26)	(2,748)
Boston Properties, Inc.	(25)	(3,144)
HCP, Inc.	(2,900)	(86,188)
Host Hotels & Resorts, Inc.	(595)	(11,210)
Omega Healthcare Investors, Inc.	(1,363)	(42,607)
Simon Property Group, Inc.	(113)	(20,077)
Vornado Realty Trust	(31)	(3,235)

		(169,209)

	Shares	Value
Reference Entity — Short
Real Estate Management & Development
CBRE Group, Inc.	(77)	$(2,425)
Road & Rail
Avis Budget Group, Inc.	(595)	(21,825)
Hertz Global Holdings, Inc.	(631)	(13,604)

		(35,429)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(6,021)	(68,278)
Intel Corp.	(1,554)	(56,364)

		(124,642)
Specialty Retail
Gap, Inc.	(3,699)	(83,006)
L Brands, Inc.	(578)	(38,055)
Signet Jewelers Ltd.	(154)	(14,516)
Staples, Inc.	(857)	(7,756)

		(143,333)
Textiles, Apparel & Luxury Goods
Coach, Inc.	(110)	(3,852)
Under Armour, Inc., Class A	(485)	(14,089)
VF Corp.	(920)	(49,082)

		(67,023)
Tobacco
Reynolds American, Inc.	(579)	(32,447)
Wireless Telecommunication Services
Sprint Corp.	(1,688)	(14,213)
T-Mobile US, Inc.	(100)	(5,751)

		(19,964)
Total Reference Entity – Short		(2,737,775)
Net Value of Reference Entity – Morgan Stanley & Co. International PLC		$208,173

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A., as of December 31, 2016, expiration date 1/19/18:
Reference Entity – Long
Aerospace & Defense
Boeing Co.	912	$141,980
General Dynamics Corp.	558	96,344
Huntington Ingalls Industries, Inc.	248	45,679
L3 Technologies, Inc.	148	22,512
Lockheed Martin Corp.	456	113,973
Northrop Grumman Corp.	596	138,618
Raytheon Co.	134	19,028

		578,134
Air Freight & Logistics
United Parcel Service, Inc., Class B	706	80,936
Airlines
Southwest Airlines Co.	3,520	175,437
Auto Components
American Axle & Manufacturing Holdings, Inc.	5,170	99,781
Lear Corp.	395	52,286

		152,067
Automobiles
Ford Motor Co.	3,626	43,983

See Notes to Financial Statements.

BLACKROCK FUNDS	DECEMBER 31, 2016	27

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Long
Automobiles (continued)
General Motors Co.	85	$2,962

		46,945
Biotechnology
Amgen, Inc.	932	136,268
Biogen, Inc.	271	76,850
Gilead Sciences, Inc.	1,106	79,201

		292,319
Building Products
Masco Corp.	2,606	82,402
Owens Corning	1,050	54,138

		136,540
Chemicals
AdvanSix, Inc.	7	133
Celanese Corp., Series A	266	20,945
Eastman Chemical Co.	1,939	145,832
LyondellBasell Industries NV, Class A	879	75,401
Mosaic Co.	518	15,193

		257,504
Commercial Services & Supplies
Republic Services, Inc.	2,594	147,988
RR Donnelley & Sons Co.	891	14,541
Waste Management, Inc.	2,345	166,284

		328,813
Communications Equipment
Cisco Systems, Inc.	1,541	46,569
Juniper Networks, Inc.	1,307	36,936
Motorola Solutions, Inc.	402	33,322

		116,827
Construction Materials
Vulcan Materials Co.	498	62,325
Consumer Finance
American Express Co.	1,075	79,636
Capital One Financial Corp.	210	18,320
Navient Corp.	4,695	77,139
OneMain Holdings, Inc.	2,986	66,110

		241,205
Containers & Packaging
Graphic Packaging Holding Co.	1,331	16,611
International Paper Co.	1,145	60,754
Packaging Corp. of America	1,149	97,458
WestRock Co.	1,812	91,995

		266,818
Diversified Consumer Services
Service Corp. International	1,616	45,894
Diversified Financial Services
Voya Financial, Inc.	1,690	66,282
Diversified Telecommunication Services
Verizon Communications, Inc.	445	23,754
Electric Utilities
Duke Energy Corp.	373	28,952
Exelon Corp.	3,789	134,472
FirstEnergy Corp.	3,701	114,620
Southern Co.	556	27,350
Xcel Energy, Inc.	1,873	76,231

		381,625
Electrical Equipment
Eaton Corp. PLC	1,181	79,233

	Shares	Value
Reference Entity — Long
Electronic Equipment, Instruments & Components
Flextronics International Ltd.	1,681	$24,156
Energy Equipment & Services
Baker Hughes, Inc.	1,486	96,545
Diamond Offshore Drilling, Inc.	555	9,824
Noble Corp. PLC	12,954	76,688
Transocean Ltd.	3,275	48,273

		231,330
Food & Staples Retailing
Costco Wholesale Corp.	697	111,597
Supervalu, Inc.	3,865	18,050
Sysco Corp.	1,533	84,882
Wal-Mart Stores, Inc.	1,721	118,955

		333,484
Food Products
Campbell Soup Co.	2,629	158,976
General Mills, Inc.	2,188	135,153
Hershey Co.	1,712	177,072
Mead Johnson Nutrition Co.	1,020	72,175
Tyson Foods, Inc., Class A	991	61,125

		604,501
Health Care Equipment & Supplies
Baxter International, Inc.	2,025	89,789
Boston Scientific Corp.	4,496	97,248

		187,037
Health Care Providers & Services
Cardinal Health, Inc.	214	15,401
HCA Holdings, Inc.	937	69,357
McKesson Corp.	935	131,321
Quest Diagnostics, Inc.	1,577	144,926

		361,005
Hotels, Restaurants & Leisure
Darden Restaurants, Inc.	1,251	90,973
McDonald’s Corp.	1,464	178,198
Yum! Brands, Inc.	1,971	124,823

		393,994
Household Durables
CalAtlantic Group, Inc.	659	22,413
Toll Brothers, Inc.	3,572	110,732
Tupperware Brands Corp.	923	48,568

		181,713
Household Products
Clorox Co.	850	102,017
Colgate-Palmolive Co.	834	54,577
Kimberly-Clark Corp.	119	13,580
Procter & Gamble Co.	1,131	95,095

		265,269
Independent Power and Renewable Electricity Producers
Calpine Corp.	4,045	46,234
NRG Energy, Inc.	9,364	114,803

		161,037
Insurance
Allstate Corp.	1,351	100,136
American International Group, Inc.	896	58,518
Aon PLC	150	16,730
Hartford Financial Services Group, Inc.	1,109	52,844
Lincoln National Corp.	2,709	179,525
Loews Corp.	1,331	62,331
Marsh & McLennan Cos., Inc.	1,434	96,924

See Notes to Financial Statements.

28	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Long
Insurance (continued)
Prudential Financial, Inc.	1,671	$173,884
Travelers Cos., Inc.	462	56,558
Unum Group	616	27,061
XL Group Ltd.	2,132	79,438

		903,949
Internet & Direct Marketing Retail
Amazon.com, Inc.	53	39,743
Internet Software & Services
eBay, Inc.	2,601	77,224
VeriSign, Inc.	463	35,220

		112,444
IT Services
First Data Corp., Class A	4,232	60,052
Xerox Corp.	9,737	85,004

		145,056
Leisure Products
Hasbro, Inc.	583	45,352
Machinery
Cummins, Inc.	680	92,936
Deere & Co.	1,608	165,688
Meritor, Inc.	1,306	16,220
Trinity Industries, Inc.	330	9,161

		284,005
Media
AMC Networks, Inc., Class A	257	13,451
CBS Corp., Class B	2,016	128,258
Cinemark Holdings, Inc.	183	7,020
Omnicom Group, Inc.	1,134	96,515
Regal Entertainment Group, Class A	1,437	29,602
Scripps Networks Interactive, Inc., Class A	1,167	83,289
Sinclair Broadcast Group, Inc., Class A	1,784	59,496
TEGNA, Inc.	1,466	31,358
Twenty-First Century Fox, Inc., Class A	1,692	47,444
Viacom, Inc., Class B	1,433	50,298
Walt Disney Co.	1,141	118,915

		665,646
Metals & Mining
Alcoa Corp.	434	13,124
Arconic, Inc.	2,234	41,418
Barrick Gold Corp.	5,719	91,390
Freeport-McMoRan, Inc.	3,483	45,941
Goldcorp, Inc.	4,859	66,083
Kinross Gold Corp.	12,902	40,125
Newmont Mining Corp.	3,483	118,666
Nucor Corp.	1,210	72,019
Steel Dynamics, Inc.	1,495	53,192
Teck Resources Ltd., Class B	2,765	55,383

		597,341
Multi-Utilities
CenterPoint Energy, Inc.	4,022	99,102
Multiline Retail
Kohl’s Corp.	3,266	161,275
Macy’s, Inc.	2,056	73,625
Nordstrom, Inc.	1,452	69,594
Target Corp.	1,494	107,912

		412,406
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	1,352	94,275
Apache Corp.	2,712	172,131

	Shares	Value
Reference Entity — Long
Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	192	$22,598
Devon Energy Corp.	592	27,037
Encana Corp.	1,382	16,225
Exxon Mobil Corp.	497	44,859
Kinder Morgan, Inc.	8,098	167,710
Marathon Oil Corp.	3,760	65,086
Marathon Petroleum Corp.	1,661	83,631
Murphy Oil Corp.	2,408	74,961
ONEOK, Inc.	1,764	101,271
SM Energy Co.	2,112	72,822
Tesoro Corp.	1,576	137,821
Williams Cos., Inc.	5,874	182,916

		1,263,343
Pharmaceuticals
Bristol-Myers Squibb Co.	2,883	168,482
Eli Lilly & Co.	1,543	113,488
Johnson & Johnson	801	92,283
Merck & Co., Inc.	462	27,198
Pfizer, Inc.	3,673	119,299

		520,750
Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	177	22,263
Communications Sales & Leasing, Inc.	3,716	94,424
CoreCivic, Inc.	839	20,522
Gaming and Leisure Properties, Inc.	1,684	51,564
Kimco Realty Corp.	1,510	37,992
Lamar Advertising Co., Class A	1,223	82,234
Prologis, Inc.	1,311	69,208
Simon Property Group, Inc.	142	25,229

		403,436
Road & Rail
CSX Corp.	3,853	138,438
Norfolk Southern Corp.	829	89,590
Ryder System, Inc.	1,241	92,380
Union Pacific Corp.	931	96,526

		416,934
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	2,548	82,224
Intel Corp.	160	5,803
KLA-Tencor Corp.	649	51,063
Micron Technology, Inc.	973	21,328
QUALCOMM, Inc.	1,177	76,741
Xilinx, Inc.	1,249	75,402

		312,561
Software
CA, Inc.	3,006	95,500
Oracle Corp.	2,026	77,900

		173,400
Specialty Retail
AutoZone, Inc.	121	95,565
Best Buy Co., Inc.	1,468	62,639
Lowe’s Cos., Inc.	1,303	92,669

		250,873
Technology Hardware, Storage & Peripherals
Apple, Inc.	591	68,449
HP, Inc.	5,957	88,402
NetApp, Inc.	1,299	45,816
Seagate Technology PLC	577	22,024

		224,691

See Notes to Financial Statements.

BLACKROCK FUNDS	DECEMBER 31, 2016	29

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Long
Tobacco
Altria Group, Inc.	1,469	$99,334
Trading Companies & Distributors
United Rentals, Inc.	925	97,661
Wireless Telecommunication Services
Rogers Communications, Inc., Class B	986	38,040
Total Reference Entity — Long		13,182,251

Reference Entity — Short
Aerospace & Defense
Honeywell International, Inc.	(374)	(43,328)
Textron, Inc.	(2,009)	(97,557)
TransDigm Group, Inc.	(192)	(47,800)
Triumph Group, Inc.	(2,107)	(55,835)
United Technologies Corp.	(1,509)	(165,417)

		(409,937)
Air Freight & Logistics
FedEx Corp.	(160)	(29,792)
Airlines
JetBlue Airways Corp.	(4,193)	(94,007)
Auto Components
BorgWarner, Inc.	(3,487)	(137,528)
Delphi Automotive PLC	(855)	(57,584)
Goodyear Tire & Rubber Co.	(2,876)	(88,782)

		(283,894)
Automobiles
Ford Motor Co.	(3,748)	(45,463)
General Motors Co.	(2,638)	(91,908)

		(137,371)
Beverages
Coca-Cola Co.	(2,257)	(93,575)
Constellation Brands, Inc.	(1,053)	(161,435)
Molson Coors Brewing Co.	(979)	(95,267)
PepsiCo, Inc.	(911)	(95,318)

		(445,595)
Biotechnology
Celgene Corp.	(382)	(44,217)
Chemicals
AdvanSix, Inc.	(7)	(133)
Ashland Global Holdings, Inc.	(274)	(29,946)
EI du Pont de Nemours & Co.	(385)	(28,259)
Methanex Corp.	(628)	(27,506)
Olin Corp.	(6,778)	(173,585)
PolyOne Corp.	(564)	(18,071)
Potash Corp. of Saskatchewan, Inc.	(2,636)	(47,685)
PPG Industries, Inc.	(911)	(86,326)
RPM International, Inc.	(736)	(39,619)
Sherwin-Williams Co.	(637)	(171,187)

		(622,317)
Commercial Services & Supplies
RR Donnelley & Sons Co.	(2,704)	(44,129)
Communications Equipment
Harris Corp.	(321)	(32,893)
Construction & Engineering
MasTec, Inc.	(2,134)	(81,626)

	Shares	Value
Reference Entity — Short
Consumer Finance
Ally Financial, Inc.	(4,892)	$(93,046)
Capital One Financial Corp.	(1,109)	(96,749)
Discover Financial Services	(566)	(40,803)

		(230,598)
Containers & Packaging
Crown Holdings, Inc.	(1,176)	(61,822)
Sealed Air Corp.	(1,481)	(67,149)

		(128,971)
Distributors
LKQ Corp.	(500)	(15,325)
Diversified Consumer Services
H&R Block, Inc.	(641)	(14,737)
Diversified Financial Services
Berkshire Hathaway, Inc., Class B	(860)	(140,163)
Welltower, Inc.	(1,493)	(99,926)

		(240,089)
Diversified Telecommunication Services
AT&T, Inc.	(4,116)	(175,053)
Frontier Communications Corp.	(13,563)	(45,843)
Verizon Communications, Inc.	(686)	(36,619)

		(257,515)
Electric Utilities
Entergy Corp.	(1,345)	(98,817)
Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	(1,363)	(97,182)
Avnet, Inc.	(3,539)	(168,492)
Corning, Inc.	(3,936)	(95,526)

		(361,200)
Energy Equipment & Services
Halliburton Co.	(3,168)	(171,357)
National Oilwell Varco, Inc.	(380)	(14,227)
Schlumberger Ltd.	(938)	(78,745)

		(264,329)
Food & Staples Retailing
Kroger Co.	(2,764)	(95,386)
Walgreens Boots Alliance, Inc.	(183)	(15,145)

		(110,531)
Food Products
Archer-Daniels-Midland Co.	(164)	(7,486)
ConAgra Foods, Inc.	(2,281)	(90,213)
Kellogg Co.	(117)	(8,624)
Kraft Heinz Co.	(1,212)	(105,832)
Mondelez International, Inc.	(2,208)	(97,881)
Post Holdings, Inc.	(836)	(67,206)
TreeHouse Foods, Inc.	(556)	(40,138)

		(417,380)
Gas Utilities
National Fuel Gas Co.	(928)	(52,562)
Health Care Equipment & Supplies
Abbott Laboratories	(1,848)	(70,982)
Boston Scientific Corp.	(2,464)	(53,296)
Medtronic PLC	(1,264)	(90,035)
Stryker Corp.	(713)	(85,424)

		(299,737)
Health Care Providers & Services
AmerisourceBergen Corp.	(1,208)	(94,454)
Cardinal Health, Inc.	(1,312)	(94,425)

See Notes to Financial Statements.

30	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Short
Health Care Providers & Services (continued)
Centene Corp.	(1,452)	$(82,052)
DaVita HealthCare Partners, Inc.	(1,244)	(79,865)
Laboratory Corp. of America Holdings	(105)	(13,480)
UnitedHealth Group, Inc.	(607)	(97,144)
Universal Health Services, Inc.	(872)	(92,763)

		(554,183)
Hotels, Restaurants & Leisure
Carnival Corp.	(2,105)	(109,586)
MGM Resorts International	(4,632)	(133,541)
Royal Caribbean Cruises Ltd.	(346)	(28,386)
Wyndham Worldwide Corp.	(921)	(70,337)
Wynn Resorts Ltd.	(271)	(23,444)

		(365,294)
Household Durables
DR Horton, Inc.	(2,519)	(68,844)
KB Home	(1,653)	(26,134)
Lennar Corp.	(2,146)	(92,128)
Mohawk Industries, Inc.	(147)	(29,353)
Newell Rubbermaid, Inc.	(3,674)	(164,044)
PulteGroup, Inc.	(5,036)	(92,562)
Whirlpool Corp.	(507)	(92,157)

		(565,222)
Household Products
Spectrum Brands Holdings, Inc.	(43)	(5,260)
Independent Power and Renewable Electricity Producers
Calpine Corp.	(7,626)	(87,165)
Industrial Conglomerates
Danaher Corp.	(1,223)	(95,198)
General Electric Co.	(1,807)	(57,101)
Roper Industries, Inc.	(420)	(76,894)

		(229,193)
Insurance
Loews Corp.	(1,393)	(65,234)
Marsh & McLennan Cos., Inc.	(238)	(16,086)
MetLife, Inc.	(3,054)	(164,580)
Unum Group	(2,247)	(98,711)
Willis Towers Watson PLC	(528)	(64,564)

		(409,175)
Internet & Direct Marketing Retail
Expedia, Inc.	(598)	(67,742)
Netflix, Inc.	(365)	(45,187)
Priceline Group, Inc.	(52)	(76,235)

		(189,164)
Internet Software & Services
Equinix, Inc.	(240)	(85,778)
IT Services
Fidelity National Information Services, Inc.	(888)	(67,168)
Fiserv, Inc.	(129)	(13,710)
International Business Machines Corp.	(665)	(110,384)
Leidos Holdings, Inc.	(466)	(23,831)

		(215,093)
Leisure Products
Brunswick Corp.	(1,084)	(59,121)
Mattel, Inc.	(3,187)	(87,802)

		(146,923)

	Shares	Value
Reference Entity — Short
Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.	(206)	$(29,067)
Machinery
Caterpillar, Inc.	(885)	(82,075)
Dover Corp.	(1,310)	(98,158)

		(180,233)
Media
Comcast Corp., Class A	(1,479)	(102,125)
DISH Network Corp.	(2,818)	(163,247)
Omnicom Group, Inc.	(192)	(16,341)
Twenty-First Century Fox, Inc.	(594)	(16,656)

		(298,369)
Metals & Mining
Alcoa Corp.	(434)	(13,124)
Arconic, Inc.	(1,302)	(24,139)
Freeport-McMoRan, Inc.	(2,239)	(29,533)
Nucor Corp.	(873)	(51,961)
Southern Copper Corp.	(2,465)	(78,732)
United States Steel Corp.	(877)	(28,950)

		(226,439)
Multi-Utilities
CMS Energy Corp.	(1,801)	(74,957)
Dominion Resources, Inc.	(207)	(15,854)
Public Service Enterprise Group, Inc.	(1,603)	(70,340)
Sempra Energy	(1,534)	(154,382)

		(315,533)
Multiline Retail
Dollar General Corp.	(450)	(33,332)
Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(5,228)	(166,669)
Chevron Corp.	(443)	(52,141)
Cimarex Energy Co.	(512)	(69,581)
ConocoPhillips	(1,011)	(50,691)
Diamondback Energy, Inc.	(342)	(34,562)
Enbridge, Inc.	(3,706)	(156,097)
Encana Corp.	(1,947)	(22,858)
EOG Resources, Inc.	(141)	(14,255)
EQT Corp.	(1,060)	(69,324)
Hess Corp.	(2,818)	(175,533)
HollyFrontier Corp.	(2,112)	(69,189)
Murphy Oil Corp.	(820)	(25,527)
Newfield Exploration Co.	(377)	(15,268)
Noble Energy, Inc.	(1,626)	(61,886)
Occidental Petroleum Corp.	(1,336)	(95,163)
Parsley Energy, Inc., Class A	(2,053)	(72,348)
Phillips 66	(573)	(49,513)
Pioneer Natural Resources Co.	(796)	(143,336)
Southwestern Energy Co.	(1,723)	(18,643)
Suncor Energy, Inc.	(413)	(13,501)
Valero Energy Corp.	(957)	(65,382)
Weatherford International PLC	(17,850)	(89,071)

		(1,530,538)
Pharmaceuticals
Endo International PLC	(4,665)	(76,833)
Mylan NV	(680)	(25,942)
Perrigo Co. PLC	(950)	(79,068)
Valeant Pharmaceuticals International, Inc.	(6,282)	(91,215)

		(273,058)
Professional Services
Verisk Analytics, Inc., Class A	(787)	(63,881)

See Notes to Financial Statements.

BLACKROCK FUNDS	DECEMBER 31, 2016	31

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Short
Real Estate Investment Trusts (REITs)
American Tower Corp.	(127)	$(13,421)
Avalonbay Communities, Inc.	(975)	(172,721)
Boston Properties, Inc.	(517)	(65,028)
DDR Corp.	(5,810)	(88,719)
Equity Residential	(853)	(54,899)
HCP, Inc.	(1,655)	(49,187)
Host Hotels & Resorts, Inc.	(6,292)	(118,541)
Medical Properties Trust, Inc.	(2,616)	(32,177)
Omega Healthcare Investors, Inc.	(944)	(29,509)
Simon Property Group, Inc.	(421)	(74,799)
Vornado Realty Trust	(924)	(96,438)
Weyerhaeuser Co.	(3,118)	(93,821)

		(889,260)
Real Estate Management & Development
CBRE Group, Inc.	(2,550)	(80,300)
Road & Rail
Avis Budget Group, Inc.	(3,426)	(125,666)
Canadian National Railway Co.	(571)	(38,485)
Hertz Global Holdings, Inc.	(1,504)	(32,426)

		(196,577)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(4,258)	(48,286)
Intel Corp.	(1,075)	(38,990)

		(87,276)
Software
Autodesk, Inc.	(1,075)	(79,561)
Oracle Corp.	(1,599)	(61,481)
Symantec Corp.	(3,430)	(81,943)

		(222,985)

	Shares	Value
Reference Entity — Short
Specialty Retail
Advance Auto Parts, Inc.	(489)	$(82,700)
Gap, Inc.	(1,510)	(33,884)
L Brands, Inc.	(787)	(51,816)
O’Reilly Automotive, Inc.	(60)	(16,705)
Signet Jewelers Ltd.	(723)	(68,150)
Staples, Inc.	(4,735)	(42,852)
TJX Cos., Inc.	(886)	(66,565)

		(362,672)
Textiles, Apparel & Luxury Goods
Coach, Inc.	(1,841)	(64,472)
Under Armour, Inc., Class A	(1,079)	(31,345)
VF Corp.	(796)	(42,466)

		(138,283)
Thrifts & Mortgage Finance
Nationstar Mortgage Holdings, Inc.	(1,330)	(24,020)
Radian Group, Inc.	(4,648)	(83,571)

		(107,591)
Tobacco
Philip Morris International, Inc.	(471)	(43,092)
Reynolds American, Inc.	(2,664)	(149,290)

		(192,382)
Trading Companies & Distributors
HD Supply Holdings, Inc.	(2,294)	(97,518)
Wireless Telecommunication Services
Sprint Corp.	(3,675)	(30,944)
T-Mobile US, Inc.	(1,373)	(78,961)

		(109,905)
Total Reference Entity – Short		(13,005,218)
Net Value of Reference Entity – Bank of America N.A.		$177,033

Transactions in Options Written for the Year Ended December 31, 2016

	Puts
	Contracts	Premiums Received
Outstanding options, beginning of year	—	—
Options written	60	$5,077
Options closed	(60)	(5,077)

Outstanding options, end of year	—	—

See Notes to Financial Statements.

32	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$17,359	—	$17,359
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$38,489	—	—	38,489
Swaps — OTC	Unrealized appreciation on OTC swaps	—	—	$455,147	—	—	—	455,147
Swaps — centrally cleared	Net unrealized appreciation[1]	—	—	—	—	1,149	—	1,149

Total		—	—	$455,147	$38,489	$18,508	—	$512,144

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$43,597	—	$43,597
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$39,356	—	—	39,356
Swaps — centrally cleared	Net unrealized depreciation[1]	—	$2,417	—	—	3,142	—	5,559

Total		—	$2,417	—	$39,356	$46,739	—	$88,512

[1]    Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the period ended December 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$(20,230)	—	$(39,236)	—	$(59,466)
Forward foreign currency exchange contracts	—	—	—	$(108,135)	—	—	(108,135)
Options purchased[1]	—	—	—	—	(15,783)	—	(15,783)
Options written	—	—	—	—	3,740	—	3,740
Swaps	—	$92,127	(32,674)	—	11,701	—	71,154

Total	—	$92,127	$(52,904)	$(108,135)	$(39,578)	—	$(108,490)

[1] Options purchased are included in the net realized gain (loss) from investments.

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$(287)	—	$(287)
Forward foreign currency exchange contracts	—	—	—	$(867)	—	—	(867)
Swaps	—	$(4,418)	$437,581	—	(1,993)	—	431,170

Total	—	$(4,418)	$437,581	$(867)	$(2,280)	—	$430,016

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,106,905
Average notional value of contracts — short	$4,420,860
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$9,969,207
Average amounts sold — in USD	$9,652,384
Options:
Average value of options contracts purchased	$12,150	[1]
Average value of options contracts written	$4,350	[1]
Credit default swaps:
Average notional value — buy protection	$602,500
Average notional value — sell protection	$282,500
Interest rate swaps:
Average notional value — pays fixed rate	$75,469
Average notional value — receives fixed rate	$164,063
Total return swaps:
Average notional value	$391,630
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter.

See Notes to Financial Statements.

BLACKROCK FUNDS	DECEMBER 31, 2016	33

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

For information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$3,821	$9,701
Swaps — centrally cleared	—	1,759
Swaps — OTC[1]	455,147	—
Forward foreign currency exchange contracts	38,489	39,356

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$497,457	$50,816

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(3,821)	(11,460)

Total derivative assets and liabilities subject to an MNA	$493,636	$39,356

[1] Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
Bank of America N.A.	$168,048	$(1,928)	—	—	$166,120
Barclays Bank PLC	1,314	(1,314)	—	—	—
BNP Paribas S.A.	528	(528)	—	—	—
Citibank N.A.	10,021	(8,052)	—	—	1,969
Credit Suisse International	5,238	(2,171)	—	—	3,067
Deutsche Bank AG	360	(360)	—	—	—
Goldman Sachs International	698	(698)	—	—	—
HSBC Bank USA N.A.	3,464	(3,158)	—	—	306
JPMorgan Chase Bank N.A.	2,401	—	—	—	2,401
Morgan Stanley & Co. International PLC	295,942	(11,502)	—	$(284,440)	—
Nomura International PLC	5,597	—	—	—	5,597
UBS AG	25	(25)	—	—	—

Total	$493,636	$(29,736)	—	$(284,440)	$179,460

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[4]
Bank of America N.A.	$1,928	$(1,928)	—	—	—
Barclays Bank PLC	3,382	(1,314)	—	—	$2,068
BNP Paribas S.A.	975	(528)	—	—	447
Citibank N.A.	8,052	(8,052)	—	—	—
Credit Suisse International	2,171	(2,171)	—	—	—
Deutsche Bank AG	2,087	(360)	—	—	1,727
Goldman Sachs International	3,359	(698)	—	—	2,661
HSBC Bank USA N.A.	3,158	(3,158)	—	—	—
Morgan Stanley & Co. International PLC	11,502	(11,502)	—	—	—
UBS AG	2,742	(25)	—	—	2,717

Total	$39,356	$(29,736)	—	—	$9,620

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
[3] Net amount represents the net amount receivable from the counterparty in the event of default.
[4] Net amount represents the net amount payable due to the counterparty in the event of default.

See Notes to Financial Statements.

34	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments (concluded)	BlackRock Alternative Capital Strategies Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$4,119,558	$129,915	$4,249,473
Common Stocks	$2,911,352	—	—	2,911,352
Corporate Bonds	—	12,529,283	—	12,529,283
Non-Agency Mortgage-Backed Securities	—	536,696	—	536,696
U.S. Government Sponsored Agency Securities	—	13,789,985	—	13,789,985
Short-Term Securities	406,999	—	—	406,999
Liabilities:
Investments:
TBA Sale Commitments	—	(1,168,936)	—	(1,168,936)

Total	$3,318,351	$29,806,586	$129,915	$33,254,852

Derivative Financial Instruments [1]
Assets:
Equity contracts	—	$455,147	—	$455,147
Forward foreign currency contracts	—	38,489	—	38,489
Interest rate contracts	$17,359	1,149	—	18,508
Liabilities:
Credit contracts	—	(2,417)	—	(2,417)
Interest rate contracts	(43,597)	(3,142)	—	(46,739)
Forward foreign currency contracts	—	(39,356)	—	(39,356)

Total	$(26,238)	$449,870	—	$423,632

[1] Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS	DECEMBER 31, 2016	35

Schedule of Investments December 31, 2016	BlackRock Emerging Markets Equity Strategies Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Austria — 2.4%
Erste Group Bank AG (a)	5,209	$152,296
Brazil — 15.9%
BM&FBovespa SA	36,045	182,734
BRF SA — ADR	12,921	190,714
EcoRodovias Infraestrutura e Logistica SA	61,261	155,096
Itau Unibanco Holding SA, Preference Shares	9,075	94,383
Itau Unibanco Holding SA, Preference Shares — ADR	3,086	31,724
Kroton Educacional SA	44,804	183,500
Telefonica Brasil SA — ADR	13,827	185,005

		1,023,156
China — 19.4%
Alibaba Group Holding Ltd. — ADR (a)	2,567	225,408
Brilliance China Automotive Holdings Ltd.	98,000	134,508
China Resources Power Holdings Co. Ltd.	118,000	186,638
Hollysys Automation Technologies Ltd.	11,444	209,654
Huaneng Power International, Inc. — ADR	5,505	143,350
Industrial & Commercial Bank of China Ltd., Class H	277,000	165,156
Silergy Corp.	2,000	28,017
Tencent Holdings Ltd.	3,600	87,290
ZTO Express Cayman, Inc. — ADR (a)	5,733	69,197

		1,249,218
Colombia — 2.6%
Ecopetrol SA — ADR (a)	18,664	168,909
Czech Republic — 3.0%
Moneta Money Bank (a)(b)	59,861	193,012
Greece — 4.3%
Alpha Bank AE (a)	64,782	129,308
National Bank of Greece SA (a)	171,669	44,801
OPAP SA	11,644	102,913

		277,022
Hungary — 5.2%
Richter Gedeon Nyrt	10,085	213,019
Wizz Air Holdings PLC (a)(b)	5,601	123,569

		336,588
India — 9.2%
Axis Bank Ltd. — GDR	1,785	58,302
ICICI Bank Ltd. — ADR	22,703	170,045
Mahindra & Mahindra Ltd. — GDR	8,718	152,992
Reliance Industries Ltd. — GDR (b)	6,682	210,817

		592,156
Indonesia — 4.5%
Astra International Tbk PT	214,800	131,344
Semen Indonesia Persero Tbk PT	237,200	160,950

		292,294
Mexico — 2.9%
America Movil SAB de CV, Series L — ADR	14,672	184,427

Common Stocks	Shares	Value
Russia — 2.3%
Gazprom PJSC — ADR	1,330	$6,770
Mail.ru Group Ltd. — GDR (a)	7,891	144,800

		151,570
South Africa — 2.1%
Sanlam Ltd.	29,638	135,571
South Korea — 9.4%
GSretail Co. Ltd.	4,365	171,941
Hyundai Wia Corp.	1,559	94,102
KT&G Corp.	1,446	120,958
LG Corp.	2,427	120,496
Shinhan Financial Group Co. Ltd.	2,726	102,228

		609,725
Taiwan — 2.4%
Bizlink Holding, Inc.	30,000	154,129
Thailand — 2.2%
Land & Houses PCL	453,300	123,676
Land & Houses PCL, Foreign Registered Shares	77,300	20,956

		144,632
Turkey — 3.5%
Turkcell Iletisim Hizmetleri AS (a)	81,498	225,033
Ukraine — 2.5%
Luxoft Holding, Inc. (a)	2,835	159,327
United Kingdom — 2.1%
Aberdeen Asset Management PLC	43,859	138,673
Total Common Stocks — 95.9%		6,187,738

Warrants
China — 2.2%
Weifu High-Technology Group Co., Ltd. (Issued/exercisable 1/14/16, 1 share for 1 warrant, Expires 1/19/17, Strike Price $0.00) (a)	44,343	143,184
Total Long-Term Investments (Cost — $6,292,234) — 98.1%		6,330,922

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.36% (c)(d)	32,905	32,905
Total Short-Term Securities (Cost — $32,905) — 0.5%		32,905
Total Investments (Cost — $6,325,139) — 98.6%		6,363,827
Other Assets Less Liabilities — 1.4%		89,119

Net Assets — 100.0%		$6,452,946

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Notes to Financial Statements.

36	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Equity Strategies Fund

(c)	During the period ended December 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity[1]	Shares Held at December 31, 2016	Value at December 31, 2016	Income
BlackRock Liquidity Funds, T-Fund, Institutional Class	32,905	32,905	$32,905	$180
BlackRock Premier Government Institutional Fund[2]	—	—	—	424
Total			$32,905	$604

[1] Represents net shares purchased for the period February 29, 2016, the commencement of operations, to December 31, 2016.
[2] No longer held by the Fund as of period end.

(d)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
MXN	3,296,069	USD	162,496	Deutsche Bank AG	2/09/17	$(4,288)
MXN	3,346,932	USD	162,504	Deutsche Bank AG	2/09/17	(1,854)
Total						$(6,142)

OTC Total Return Swaps[1]
Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation (Depreciation)	Net Value of Reference Entities
Equity Securities Long/Short:	Credit Suisse International	1/9/17	$529,620	$11,636 [2]	$541,301
	Deutsche Bank AG	1/13/17	(269,232)	(122)[3]	(266,900)
	HSBC Bank PLC	1/9/17	(157,708)	(16,862)[4]	(175,672)
Total			$102,680	$(5,348)	$98,729

[1] The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20 – 500 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD 1 Month LIBOR USD 1 Day LIBOR EUR 1 Month LIBOR GBP 1 Month LIBOR HKD 1 Month HIBOR
[2] Amount includes $(45) of net dividends and financing fees.
[3] Amount includes $(2,454) of net dividends and financing fees.
[4] Amount includes $1,102 of net dividends and financing fees.

See Notes to Financial Statements.

BLACKROCK FUNDS	DECEMBER 31, 2016	37

Schedule of Investments (continued)	BlackRock Emerging Markets Equity Strategies Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Credit Suisse International as of December 31, 2016, expiration date 1/9/17:
	Shares	Value
Reference Entity — Long
Brazil
Itau Unibanco Holdings SA, Preference Shares — ADR	11,359	$116,771
China
Alibaba Group Holding Ltd. — ADR	339	29,768
China Life Insurance Co. — ADR	6,713	86,396

		116,164
India
Axis Bank Ltd.	3,453	112,783
South Africa
Naspers Ltd.	2,799	408,631
Turkey
Turkiye Halk Bankasi AS	47,477	125,455
Total Reference Entity — Long		879,804

Reference Entity — Short
Brazil
Vale SA	(12,548)	(95,616)
China
AIA Group Ltd.	(18,800)	(105,315)
Philippines
BDO Unibank, Inc.	(339)	(137,572)
Total Reference Entity — Short		(338,503)
Net Value of Reference Entity — Credit Suisse International		$541,301

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Deutsche Bank AG as of December 31, 2016, expiration date 1/13/17:
Reference Entity — Short
Thailand
Airports of Thailand PCL	(140,174)	$(140,037)
Turkey
Akbank TAS	(57,309)	(126,863)
Net Value of Reference Entity — Deutsche Bank AG		$(266,900)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of December 31, 2016, expiration date 1/9/17:
	Shares	Value
Reference Entity — Long
China
Bank of China Ltd.	360	$158,733
Russia
Gazprom PAO	28	141,804
South Korea
AmorePacific Group	760	83,529
Shinhan Financial Group Co. Ltd.	1,208	45,301

		128,830
Total Reference Entity — Long		429,367

Reference Entity — Short
Hungary
OTP Bank PLC	(4,507)	(128,694)
Philippines
Ayala Land Inc.	(89,300)	(57,375)
Russia
VimpelCom Ltd. — ADR	(32,756)	(126,111)
South Africa
Capitec Bank Holdings. Ltd.	(1,959)	(98,873)
United Kingdom
Prudential PLC	(9,720)	(193,986)
Total Reference Entity — Short		(605,039)
Net Value of Reference Entity — HSBC Bank PLC		$(175,672)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Swaps — OTC	Unrealized appreciation on OTC swaps	—	—	$11,636	—	—	—	$11,636

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$6,142	—	—	$6,142
Swaps — OTC	Unrealized depreciation on OTC swaps	—	—	$16,984	—	—	—	16,984

Total		—	—	$16,984	$6,142	—	—	$23,126

See Notes to Financial Statements.

38	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Equity Strategies Fund

For the period ended December 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts	—	—	—	$15,294	—	—	$15,294
Swaps	—	—	$99,980	—	—	—	99,980

Total	—	—	$99,980	$15,294	—	—	$115,274

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	—	—	—	$(6,142)	—	—	$(6,142)
Swaps	—	—	$(5,348)	—	—	—	(5,348)

Total	—	—	$(5,348)	$(6,142)	—	—	$(11,490)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$246,794	[1]
Average amounts sold — in USD	$139,125
Total return swaps:
Average notional value	$198,638
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter.

For information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Swaps — OTC[1]	$11,636	$16,984
Forward foreign currency exchange contracts	—	6,142

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$11,636	$23,126

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$11,636	$23,126

[1] Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[1]
Credit Suisse International	$11,636	—	—	—	$11,636

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]
Deutsche Bank AG	$6,264	—	—	—	$6,264
HSBC Bank PLC	16,862	—	—	—	16,862

Total	$23,126	—	—	—	$23,126

[1] Net amount represents the net amount receivable from the counterparty in the event of default.
[2] Net amount represents the net amount payable due to the counterparty in the event of default.

See Notes to Financial Statements.

BLACKROCK FUNDS	DECEMBER 31, 2016	39

Schedule of Investments (concluded)	BlackRock Emerging Markets Equity Strategies Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Austria	—	$152,296	—	$152,296
Brazil	$1,023,156	—	—	1,023,156
China	647,609	601,609	—	1,249,218
Colombia	168,909	—	—	168,909
Czech Republic	—	193,012	—	193,012
Greece	—	277,022	—	277,022
Hungary	—	336,588	—	336,588
India	380,862	211,294	—	592,156
Indonesia	—	292,294	—	292,294
Mexico	184,427	—	—	184,427
Russia	151,570	—	—	151,570
South Africa	—	135,571	—	135,571
South Korea	—	609,725	—	609,725
Taiwan	—	154,129	—	154,129
Thailand	—	144,632	—	144,632
Turkey	—	225,033	—	225,033
Ukraine	159,327	—	—	159,327
United Kingdom	—	138,673	—	138,673
Warrants	—	143,184	—	143,184
Short-Term Securities	32,905	—	—	32,905

Total	$2,748,765	$3,615,062	—	$6,363,827

Derivative Financial Insturments[1]
Assets:
Equity contracts	—	$11,636	—	$11,636
Liabilities:
Equity contracts	—	(16,984)	—	(16,984)
Forward foreign currency contracts	—	(6,142)	—	(6,142)

Total	—	$(11,490)	—	$(11,490)

[1]    Derivative financial instruments are swaps and forward foreign currency contracts. Swaps and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

40	BLACKROCK FUNDS	DECEMBER 31, 2016

Schedule of Investments December 31, 2016	BlackRock Short-Term Inflation-Protected Securities Index Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Inflation Protected Securities:
2.38%, 1/15/17	$26	$26,372
0.13%, 4/15/17	151	151,199
2.63%, 7/15/17	49	49,677
1.63%, 1/15/18	51	52,568
0.13%, 4/15/18	168	169,251
1.38%, 7/15/18	23	23,380
2.13%, 1/15/19	47	49,724
0.13%, 4/15/19	166	168,260
1.88%, 7/15/19	53	56,895
1.38%, 1/15/20	65	68,185
0.13%, 4/15/20	166	168,012
1.25%, 7/15/20	85	89,900
1.13%, 1/15/21	131	137,944
0.13%, 4/15/21	94	94,775
0.63%, 7/15/21	121	124,834
Total Long-Term Investments (Cost — $1,425,680) — 99.2%		1,430,976

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.36% (a)(b)	13,890	$13,890
Total Short-Term Securities (Cost — $13,890) — 1.0%		13,890
Total Investments (Cost — $1,439,570) — 100.2%		1,444,866
Liabilities in Excess of Other Assets — (0.2)%		(2,222)

Net Assets — 100.0%		$1,442,644

Notes to Schedule of Investments

(a)	During the period ended December 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity[1]	Shares Held at December 31, 2016	Value at December 31, 2016	Income
BlackRock Liquidity Funds, T-Fund, Institutional Class	13,890	13,890	$13,890	$15
BlackRock Premier Government Institutional Fund[2]	—	—	—	33
Total			$13,890	$48

[1] Represents net shares purchased for the period February 16, 2016, the commencement of operations, to December 31, 2016.
[2] No longer held by the Fund as of period end.

(b)	Current yield as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	—	$1,430,976	—	$1,430,976
Short-Term Securities	$13,890	—	—	13,890

Total	$13,890	$1,430,976	—	$1,444,866

During the period ended December 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS	DECEMBER 31, 2016	41

Statements of Assets and Liabilities

December 31, 2016	BlackRock Alternative Capital Strategies Fund	BlackRock Emerging Markets Equity Strategies Fund	BlackRock Short-Term Inflation- Protected Securities Index Fund

Assets
Investments at value — unaffiliated[1]	$34,016,789	$6,330,922	$1,430,976
Investments at value — affiliated[2]	406,999	32,905	13,890
Foreign currency at value[3]	139,074	9	—
Cash pledged:
Centrally cleared swaps	27,000	—	—
Futures contracts	101,683	—	—
Receivables:
Investments sold	28,427	30,654	—
TBA sale commitments	1,164,999	—	—
Dividends — unaffiliated	6,686	22,523	—
Dividends — affiliated	189	127	7
Capital shares sold	28,026	—	—
Interest — unaffiliated	170,547	—	4,465
From the Manager	31,229	43,656	51,360
Swaps	23,175	114,566	—
Variation margin on futures contracts	3,821	—	—
Unrealized appreciation on:
Forward foreign currency exchange contracts	38,489	—	—
OTC swaps	455,147	11,636	—
Deferred offering costs	—	12,435	15,754
Prepaid expenses	16,472	43,669	35,291

Total assets	36,658,752	6,643,102	1,551,743

Liabilities
TBA sale commitments at value[4]	1,168,936	—	—
Cash received as collateral for OTC derivatives	510,000	—	—
Payables:
Investments purchased	6,525,183	—	—
Capital shares redeemed	27,976	—	—
Service and distribution fees	690	63	13
Officer’s and Trustees’ fees	2,041	1,914	1,877
Swaps	—	34,766	—
Income dividends	—	—	1,179
Variation margin on futures contracts	9,701	—	—
Variation margin on centrally cleared swaps	1,759	—	—
Offering costs	—	—	48,445
Other accrued expenses	153,455	130,287	57,585
Unrealized depreciation on:
Forward foreign currency exchange contracts	39,356	6,142	—
OTC swaps	—	16,984	—

Total liabilities	8,439,097	190,156	109,099

Net Assets	$28,219,655	$6,452,946	$1,442,644

Net Assets Consist of
Paid-in capital	$29,204,708	$6,321,671	$1,437,234
Undistributed (distributions in excess of) net investment income	(73,337)	10,081	76
Undistributed net realized gain (accumulated net realized loss)	(1,424,757)	93,902	38
Net unrealized appreciation (depreciation)	513,041	27,292	5,296

Net Assets	$28,219,655	$6,452,946	$1,442,644

[1] Investments at cost — unaffiliated	$33,922,770	$6,292,234	$1,425,680
[2] Investments at cost — affiliated	$406,999	$32,905	$13,890
[3] Foreign currency at cost	$139,747	$10	—
[4] Proceeds from TBA sale commitments	$1,164,999	—	—

See Notes to Financial Statements.

42	BLACKROCK FUNDS	DECEMBER 31, 2016

Statements of Assets and Liabilities (concluded)

December 31, 2016	BlackRock Alternative Capital Strategies Fund	BlackRock Emerging Markets Equity Strategies Fund	BlackRock Short-Term Inflation- Protected Securities Index Fund

Net Asset Value
Institutional:
Net assets	$25,588,245	$374,764	$476,250

Shares outstanding[5]	2,663,176	36,592	47,405

Net asset value	$9.61	$10.24	$10.05

Investor A:
Net assets	$2,438,908	$61,334	$62,085

Shares outstanding[5]	253,961	5,989	6,181

Net asset value	$9.60	$10.24	$10.04

Investor C:
Net assets	$192,502	$60,856	—

Shares outstanding[5]	20,087	5,945	—

Net asset value	$9.58	$10.24	—

Class K:
Net assets	—	$5,955,992	$904,309

Shares outstanding[5]	—	581,623	90,000

Net asset value	—	$10.24	$10.05

[5] Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK FUNDS	DECEMBER 31, 2016	43

Statements of Operations

Year Ended December 31, 2016	BlackRock Alternative Capital Strategies Fund	BlackRock Emerging Markets Equity Strategies Fund[1]	BlackRock Short-Term Inflation- Protected Securities Index Fund[2,3]

Investment Income
Interest — unaffiliated	$708,118	—	$20,423
Dividends — unaffiliated	66,094	$203,522	—
Dividends — affiliated	9,049	604	48
Foreign taxes withheld	—	(16,115)	—

Total investment income	783,261	188,011	20,471

Expenses
Investment advisory	258,939	51,156	93
Service and distribution — class specific	5,728	619	119
Transfer agent — class specific	3,805	535	162
Professional	127,614	86,197	40,966
Custodian	14,066	20,894	9,889
Printing	31,169	17,442	21,299
Administration	11,748	2,174	—
Administration — class specific	5,528	1,022	—
Accounting services	81,063	25,092	—
Registration	32,007	4,960	3,309
Organization and offering	33,577	130,467	113,581
Officer and Trustees	9,768	9,478	9,329
Miscellaneous	11,947	15,609	9,295

Total expenses excluding excise tax expense	626,959	365,645	208,042
Tax expense	2,687	—	—

Total expenses	629,646	365,645	208,042

Less:
Fees waived and/or reimbursed by the Manager	(277,059)	(297,353)	(207,205)
Administration fees waived	(9,232)	(2,174)	—
Administration fees waived — class specific	(5,524)	(971)	—
Transfer agent fees waived — class specific	(3,800)	(480)	(109)

Total expenses after fees waived and/or reimbursed	334,031	64,667	728

Net investment income	449,230	123,344	19,743

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	149,307	897,171	1,219
Capital gain distributions from investment companies — affiliated	4	—	—
Futures contracts	(59,466)	—	—
Foreign currency transactions	(16,876)	(6,863)	—
Forward foreign currency exchange contracts	(108,135)	15,294	—
Options written	3,740	—	—
Swaps	71,154	99,980	—

	39,728	1,005,582	1,219

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	554,408	38,688	5,296
Futures contracts	(287)	—	—
Foreign currency translations	(725)	94	—
Forward foreign currency exchange contracts	(867)	(6,142)	—
Swaps	431,170	(5,348)	—

	983,699	27,292	5,296

Net realized and unrealized gain (loss)	1,023,427	1,032,874	6,515

Net Increase in Net Assets Resulting from Operations	$1,472,657	$1,156,218	$26,258

[1] For the period February 29, 2016 (commencement of operations) to December 31, 2016.
[2] For the period February 16, 2016 (commencement of operations) to December 31, 2016.
[3] Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Financial Statements.

See Notes to Financial Statements.

44	BLACKROCK FUNDS	DECEMBER 31, 2016

Statements of Changes in Net Assets

	BlackRock Alternative Capital Strategies Fund
Increase (Decrease) in Net Assets:	Year Ended December 31, 2016	Period May 19, 2015[1] to December 31, 2015

Operations
Net investment income	$449,230	$271,192
Net realized loss gain (loss)	39,728	(690,977)
Net change in unrealized appreciation (depreciation)	983,699	(470,658)

Net increase (decrease) in net assets resulting from operations	1,472,657	(890,443)

Distributions to Shareholders[2]
From net investment income:
Institutional	(429,469)	(293,752)
Investor A	(27,201)	(2,726)
Investor C	(1,336)	(524)
Class K	—	—
From net realized gain:
Institutional	(843,780)	—
Investor A	(78,549)	—
Investor C	(7,130)	—
Class K	—	—

Decrease in net assets resulting from distributions to shareholders	(1,387,465)	(297,002)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	3,908,724	25,413,184

Net Assets
Total increase in net assets	3,993,916	24,225,739
Beginning of period	24,225,739	—

End of period	$28,219,655	$24,225,739

Undistributed (distributions in excess of) net investment income, end of period	$(73,337)	$72,515

[1] Commencement of operations.
[2] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS	DECEMBER 31, 2016	45

Statements of Changes in Net Assets

	BlackRock Emerging Markets Equity Strategies Fund	BlackRock Short-Term Inflation-Protected Securities Index Fund
Increase (Decrease) in Net Assets:	Period February 29, 2016[1] to December 31, 2016	Period February 16, 2016[1] to December 31, 2016

Operations
Net investment income	$123,344	$19,743
Net realized gain	1,005,582	1,219
Net change in unrealized appreciation (depreciation)	27,292	5,296

Net increase in net assets resulting from operations	1,156,218	26,258

Distributions to Shareholders[2]
From net investment income:
Institutional	(14,131)	(872)
Investor A	(2,177)	(1,804)
Investor C	(1,802)	—
Class K	(224,741)	(17,412)
From net realized gain:
Institutional	(46,903)	(389)
Investor A	(7,667)	(51)
Investor C	(7,654)	—
Class K	(742,455)	(741)

Decrease in net assets resulting from distributions to shareholders	(1,047,530)	(21,269)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	6,344,258	1,437,655

Net Assets
Total increase in net assets	6,452,946	1,442,644
Beginning of period	—	—

End of period	$6,452,946	$1,442,644

Undistributed net investment income, end of period	$10,081	$76

[1] Commencement of operations.
[2] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

46	BLACKROCK FUNDS	DECEMBER 31, 2016

Financial Highlights	BlackRock Alternative Capital Strategies Fund

	Institutional
	Year Ended December 31, 2016		Period May 19, 2015[1] to December 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$9.53		$10.00

Net investment income[2]	0.16		0.11
Net realized and unrealized gain (loss)	0.40		(0.46)

Net increase (decrease) from investment operations	0.56		(0.35)

Distributions:[3]
From net investment income	(0.16)		(0.12)
From net realized gain	(0.32)		—

Total distributions	(0.48)		(0.12)

Net asset value, end of period	$9.61		$9.53

Total Return[4]
Based on net asset value	5.91%		(3.53)%	[5]

Ratios to Average Net Assets
Total expenses	2.24%	[6]	2.05%	[7,8,9]

Total expenses after fees waived and/or reimbursed	1.19%	[6]	1.20%	[7,8]

Total expenses after fees waived and/or reimbursed and excluding excise tax	1.18%	[6]	1.20%	[7,8]

Net investment income	1.64%	[6]	1.79%	[7,8]

Supplemental Data
Net assets, end of period (000)	$25,588		$23,844

Portfolio turnover rate[10,11]	722%		440%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[7]	Annualized.

[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.03%.

[9]	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.44%.

[10]	Excludes investments underlying the total return swaps.

[11]	Includes mortgage dollar rolls (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended December 31, 2016	Period May 19, 2015[1] to December 31, 2015
Portfolio turnover rate (excluding MDRs)	488%	437%

See Notes to Financial Statements.

BLACKROCK FUNDS	DECEMBER 31, 2016	47

Financial Highlights (continued)	BlackRock Alternative Capital Strategies Fund

	Investor A
	Year Ended December 31, 2016		Period May 19, 2015[1] to December 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$9.53		$10.00

Net investment income[2]	0.14		0.11
Net realized and unrealized gain (loss)	0.39		(0.48)

Net increase (decrease) from investment operations	0.53		(0.37)

Distributions:[3]
From net investment income	(0.14)		(0.10)
From net realized gain	(0.32)		—

Total distributions	(0.46)		(0.10)

Net asset value, end of period	$9.60		$9.53

Total Return[4]
Based on net asset value	5.61%		(3.66)%	[5]

Ratios to Average Net Assets
Total expenses	2.75%	[6]	2.42%	[7,8,9]

Total expenses after fees waived and/or reimbursed	1.42%	[6]	1.45%	[7,8]

Total expenses after fees waived and/or reimbursed and excluding excise tax	1.42%	[6]	1.45%	[7,8]

Net investment income	1.46%	[6]	1.76%	[7,8]

Supplemental Data
Net assets, end of period (000)	$2,439		$311

Portfolio turnover rate[10,11]	722%		440%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[7]	Annualized.

[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.03%.

[9]	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.81%.

[10]	Excludes investments underlying the total return swaps.

[11]	Includes mortgage dollar rolls (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended December 31, 2016	Period May 19, 2015[1] to December 31, 2015
Portfolio turnover rate (excluding MDRs)	488%	437%

See Notes to Financial Statements.

48	BLACKROCK FUNDS	DECEMBER 31, 2016

Financial Highlights (concluded)	BlackRock Alternative Capital Strategies Fund

	Investor C
	Year Ended December 31, 2016		Period May 19, 2015[1] to December 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$9.51		$10.00

Net investment income[2]	0.06		0.05
Net realized and unrealized gain (loss)	0.40		(0.47)

Net increase (decrease) from investment operations	0.46		(0.42)

Distributions:[3]
From net investment income	(0.07)		(0.07)
From net realized gain	(0.32)		—

Total distributions	(0.39)		(0.07)

Net asset value, end of period	$9.58		$9.51

Total Return[4]
Based on net asset value	4.82%		(4.19)%	[5]

Ratios to Average Net Assets
Total expenses	3.43%	[6]	3.31%	[7,8,9]

Total expenses after fees waived and/or reimbursed	2.19%	[6]	2.20%	[7,8]

Total expenses after fees waived and/or reimbursed and excluding excise tax	2.18%	[6]	2.20%	[7,8]

Net investment income	0.64%	[6]	0.89%	[7,8]

Supplemental Data
Net assets, end of period (000)	$193		$71

Portfolio turnover rate[10,11]	722%		440%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02%.

[7]	Annualized.

[8]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.03%.

[9]	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.70%.

[10]	Excludes investments underlying the total return swaps.

[11]	Includes mortgage dollar rolls (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended December 31, 2016	Period May 19, 2015[1] to December 31, 2015
Portfolio turnover rate (excluding MDRs)	488%	437%

See Notes to Financial Statements.

BLACKROCK FUNDS	DECEMBER 31, 2016	49

Financial Highlights	BlackRock Emerging Markets Equity Strategies Fund

	Period February 29, 2016[1] to December 31, 2016
	Institutional	Investor A	Investor C	Class K

Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00

Net investment income[2]	0.23	0.21	0.13	0.24
Net realized and unrealized gain	2.00	2.00	2.00	1.99

Net increase from investment operations	2.23	2.21	2.13	2.23

Distributions:[3]
From net investment income	(0.46)	(0.44)	(0.36)	(0.46)
From net realized gain	(1.53)	(1.53)	(1.53)	(1.53)

Total distributions	(1.99)	(1.97)	(1.89)	(1.99)

Net asset value, end of period	$10.24	$10.24	$10.24	$10.24

Total Return[4]
Based on net asset value	22.20% [5]	21.94% [5]	21.20% [5]	22.23% [5]

Ratios to Average Net Assets[6]
Total expenses[7,8]	6.31%	6.82%	7.53%	6.48%

Total expenses after fees waived and/or reimbursed[7]	1.28%	1.54%	2.30%	1.25%

Net investment income[7]	2.37%	2.14%	1.38%	2.43%

Supplemental Data
Net assets, end of period (000)	$375	$61	$61	$5,956

Portfolio turnover rate	161%	161%	161%	161%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[7]	Annualized.

[8]

Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 6.93%, 7.48%, 8.20% and 7.14%, respectively.

See Notes to Financial Statements.

50	BLACKROCK FUNDS	DECEMBER 31, 2016

Financial Highlights	BlackRock Short-Term Inflation-Protected Securities Index Fund

	Period February 16, 2016[1] to December 31, 2016
	Institutional	Investor A	Class K

Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00	$10.00

Net investment income[2]	0.17	0.16	0.19
Net realized and unrealized gain	0.08	0.06	0.06

Net increase from investment operations	0.25	0.22	0.25

Distributions:[3]
From net investment income	(0.19)	(0.17)	(0.19)
From net realized gain	(0.01)	(0.01)	(0.01)

Total distributions	(0.20)	(0.18)	(0.20)

Net asset value, end of period	$10.05	$10.04	$10.05

Total Return[4]
Based on net asset value	2.49% [5]	2.18% [5]	2.52% [5]

Ratios to Average Net Assets
Total expenses,6,7	18.22%	20.84%	20.61%

Total expenses after fees waived and/or reimbursed[6]	0.09%	0.36%	0.06%

Net investment income[6]	1.91%	1.81%	2.17%

Supplemental Data
Net assets, end of period (000)	$476	$62	$904

Portfolio turnover rate	10%	10%	10%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]

Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 19.98%, 22.90% and 22.68%, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS	DECEMBER 31, 2016	51

Notes to Financial Statements

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts trust. The following are referred to herein collectively as the “Funds”, or individually, a “Fund”:

Fund Name	Herein Referred to As	Diversification Classification
BlackRock Alternative Capital Strategies Fund	Alternative Capital Strategies	Diversified
BlackRock Emerging Markets Equity Strategies Fund	Emerging Markets Equity Strategies	Diversified
BlackRock Short-Term Inflation-Protected Securities Index Fund	Short-Term Inflation-Protected	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge		CDSC		Conversion Privilege
Institutional and Class K Shares	No		No		None
Investor A Shares	Yes	[2]	No	[1,2]	None
Investor C Shares	No		Yes		None

[1]	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
[2]	Not applicable for Short-Term Inflation-Protected.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: Each Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

52	BLACKROCK FUNDS	DECEMBER 31, 2016

Notes to Financial Statements (continued)

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. For Alternative Capital Strategies, distributions from net investment income are declared quarterly and paid quarterly. Emerging Markets Equity Strategies will distribute net investment income, if any, at least annually. For Short-Term Inflation-Protected, distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Funds were expensed by the Funds and reimbursed by the Manager. The Manager reimbursed Emerging Markets Equity Strategies $6,174 and Short-Term Inflation-Protected $3,945, which is shown as expenses reimbursed by the Manager in the Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Recent Accounting Standard: In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statement of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2016, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Funds’ presentation in the Statement of Cash Flows.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

Through May 31, 2016, the Funds had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Funds no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of each Fund (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Funds may hold or transact in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

BLACKROCK FUNDS	DECEMBER 31, 2016	53

Notes to Financial Statements (continued)

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Fund’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. OTC are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

•	To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of each Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

54	BLACKROCK FUNDS	DECEMBER 31, 2016

Notes to Financial Statements (continued)

For investments in equity or debt issued by privately-held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i)   recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii)   recapitalizations and other transactions across the capital structure; and

(iii)  market multiples of comparable issuers.

Income approach

(i)   future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii)   quoted prices for similar investments or assets in active markets; and

(iii)  other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)   audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii)   changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)  relevant news and other public sources; and

(iv)  known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

BLACKROCK FUNDS	DECEMBER 31, 2016	55

Notes to Financial Statements (continued)

4. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a Fund may subsequently have to reinvest the proceeds at lower interest rates. If a Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund’s initial investment in the IOs may not fully recoup.

Warrants: Warrants entitle a Fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a Fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities

56	BLACKROCK FUNDS	DECEMBER 31, 2016

Notes to Financial Statements (continued)

must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help a Fund mitigate their counterparty risk, TBA commitments may be entered into by a Fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, a Fund is permitted to sell, repledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a Fund is not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

5. Derivative Financial Instruments:

The Funds engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Certain Funds invest in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Certain Funds enter into forward foreign currency exchange contracts to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked to market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

BLACKROCK FUNDS	DECEMBER 31, 2016	57

Notes to Financial Statements (continued)

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Certain Funds enter into swap contracts to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Funds’ counterparty on the swap agreement becomes the CCP. The Funds are required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.

•

Credit default swaps — Certain Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•	Total return swaps — Certain Funds enter into total return swaps to obtain exposure to a portfolio of long and short securities without owning such securities.

Under the terms of a contract, the swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital

58	BLACKROCK FUNDS	DECEMBER 31, 2016

Notes to Financial Statements (continued)

appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

•	Interest rate swaps — Certain Funds enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of their ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services and, with respect to Short-Term Inflation-Protected, administration

BLACKROCK FUNDS	DECEMBER 31, 2016	59

Notes to Financial Statements (continued)

services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets as follows:

Average Daily Net Assets	Alternative Capital Strategies	Emerging Markets Equity Strategies
First $1 Billion	0.80%	1.00%
$1 Billion — $3 Billion	0.75%	0.94%
$3 Billion — $5 Billion	0.72%	0.90%
$5 Billion — $10 Billion	0.70%	0.87%
Greater than $10 Billion	0.68%	0.85%

Prior to December 1, 2016, the annual rates as a percentage of average daily net assets for Alternative Capital Strategies were as follows:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.95%
$1 Billion — $3 Billion	0.89%
$3 Billion — $5 Billion	0.86%
$5 Billion — $10 Billion	0.83%
Greater than $10 Billion	0.81%

Short-Term Inflation-Protected pays the Manager a monthly fee at an annual rate of 0.01% of the Fund’s average daily net assets.

With respect to Alternative Capital Strategies and Emerging Markets Equity Strategies, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Service Fees	Distribution Fees
Investor A	0.25%	—
Investor C1	0.25%	0.75%

[1]	Alternative Capital Strategies and Emerging Markets Equity Strategies only.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the year ended December 31, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Service and Distribution Fees	Investor A	Investor C	Total
Alternative Capital Strategies	$3,866	$1,862	$5,728
Emerging Markets Equity Strategies	$124	$495	$619
Short-Term Inflation-Protected	$119	N/A	$119

Administration: The Trust, on behalf of Alternative Capital Strategies and Emerging Markets Equity Strategies, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400%
$1 Billion — $2 Billion	0.0375%
$2 Billion — $4 Billion	0.0350%
$4 Billion — $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

60	BLACKROCK FUNDS	DECEMBER 31, 2016

Notes to Financial Statements (continued)

In addition, for Alternative Capital Strategies and Emerging Markets Equity Strategies, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the year ended December 31, 2016, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Administration Fees
	Institutional	Investor A	Investor C	Class K	Total
Alternative Capital Strategies	$5,181	$310	$37	N/A	$5,528
Emerging Markets Equity Strategies	$43	$9	$9	$961	$1,022

The Manager may have, at its discretion, voluntarily waived all or any portion of its administration fees for a Fund or a share class, which are shown as administration fees waived and administration fees waived – class specific in the Statements of Operations.

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the year ended December 31, 2016, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Investor C	Class K	Total
Alternative Capital Strategies	$72	$10	$8	N/A	$90
Emerging Markets Equity Strategies	$4	$10	$3	$7	$24

For the year ended December 31, 2016, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Investor A	Investor C	Class K	Total
Alternative Capital Strategies	$1,014	$2,495	$296	N/A	$3,805
Emerging Markets Equity Strategies	$40	$50	$25	$420	$535
Short-Term Inflation-Protected	$54	$52	N/A	$56	$162

Other Fees: For the year ended December 31, 2016, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Alternative Capital Strategies
Investor A	$38

For the year ended December 31, 2016, affiliates received CDSCs as follows:

Alternative Capital Strategies
Investor C	$99

Expense Limitations, Waivers and Recoupments: With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:

	Institutional	Investor A	Investor C	Class K
Alternative Capital Strategies	0.95%	1.20%	1.95%	N/A
Emerging Markets Equity Strategies	1.30%	1.55%	2.30%	1.25%
Short-Term Inflation Protected	0.11%	0.36%	N/A	0.06%

Prior to December 1, 2016, the expense limitations for Alternative Capital Strategies as a percentage of average daily net assets were as follows:

	Institutional	Investor A	Investor C
Alternative Capital Strategies	1.20%	1.45%	2.20%

The Manager has agreed not to reduce or discontinue these contractual expense limitations prior to May 1, 2017 for Short-Term Inflation-Protected and May 1, 2018 for Alternative Capital Strategies and Emerging Markets Equity Strategies, unless approved by the Board, including a majority of the

BLACKROCK FUNDS	DECEMBER 31, 2016	61

Notes to Financial Statements (continued)

independent trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Funds.

These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Manager, and shown as administration fees waived, administration fees waived — class specific and transfer agent fees waived — class specific, respectively, in the Statements of Operations. For the year ended December 31, 2016, the amounts included in fees waived and/or reimbursed by the Manager are as follows:

Alternative Capital Strategies	$275,335
Emerging Markets Equity Strategies	$291,045
Short-Term Inflation-Protected	$203,249

For the year ended December 31, 2016, class specific expense waivers are as follows:

Administration Fees Waived — Class Specific
	Institutional	Investor A	Investor C	Class K	Total
Alternative Capital Strategies	$5,181	$306	$37	N/A	$5,524
Emerging Markets Equity Strategies	$6	$3	$2	$960	$971

Transfer Agent Fees Waived and/or Reimbursed — Class Specific

	Institutional	Investor A	Investor C	Class K	Total
Alternative Capital Strategies	$1,014	$2,491	$295	N/A	$3,800
Emerging Markets Equity Strategies	$10	$38	$14	$418	$480
Short-Term Inflation-Protected	$27	$27	N/A	$55	$109

With respect to the Funds, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. The amount of contractual waivers and/or reimbursements of fees and expenses made pursuant to the contractual caps on net expenses will be reduced by the amount of the affiliated money market fund waiver. For the year ended December 31, 2016, the amounts waived were as follows:

Alternative Capital Strategies	$1,724
Emerging Markets Equity Strategies	$134
Short-Term Inflation-Protected	$11

Effective September 1, 2016, the Manager voluntarily agreed to waive its advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity or fixed-income mutual funds or affiliated exchange-traded funds that have a contractual management fee. Prior to September 1, 2016, the Manager did not waive such fees. This voluntary waiver may be reduced or discontinued at any time without notice.

With respect to the contractual expense caps, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense cap for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.
(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	Each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and
•	The Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense cap for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

On December 31, 2016, the Funds’ fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring December 31, 2017	Expiring December 31, 2018
	Alternative Capital Strategies	Alternative Capital Strategies	Emerging Markets Equity Strategies	Short-Term Inflation-Protected
Fund Level	$172,276	$284,567	$293,219	$188,653
Institutional	3,216	6,195	16	26
Investor A	75	2,797	40	27
Investor C	94	331	16	N/A
Class K	N/A	N/A	1,379	55

Total	$175,661	$293,890	$294,670	$188,761

62	BLACKROCK FUNDS	DECEMBER 31, 2016

Notes to Financial Statements (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A Fund may lend in aggregate up to 15% of its net assets, but no more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. A Fund may not borrow through the Interfund Lending Program or from any other source more than 33  1/3% of its total assets or any lower threshold provided for by a Fund’s investment restrictions. If a Fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2016, the Funds did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

7. Purchase and Sales:

For the year ended December 31, 2016, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities, were as follows:

Purchases
	Alternative Capital Strategies	Emerging Markets Equity Strategies	Short-Term Inflation-Protected
Non-U.S. Government Securities	$234,510,333	$14,538,956	—
U.S. Government Securities	—	—	$1,425,869

Total Purchases	$234,510,333	$14,538,956	$1,425,869

Sales
	Alternative Capital Strategies		Emerging Markets Equity Strategies	Short-Term Inflation-Protected
Non-U.S. Government Securities	$231,604,756	*	$9,299,600	—
U.S. Government Securities	449,839		—	$104,086

Total Sales	$232,054,595		$9,299,600	$104,086

*	Includes paydowns.

For the year ended December 31, 2016, purchases and sales related to mortgage dollar rolls for Alternative Capital Strategies were $75,078,902 and $75,160,557, respectively.

8. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Alternative Capital Strategies’ U.S. federal tax returns generally remains open for the year ended December 31, 2016 and the period ended December 31, 2015. The statute of limitations on Emerging Markets Equity Strategies and Short-Term Inflation-Protected’s U.S. federal tax returns generally remains open for the period ended December 31, 2016. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2016, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of period end, the following permanent differences attributable to foreign currency transactions, the accounting for swap agreements and non-deductible expenses were reclassified to the following accounts:

	Alternative Capital Strategies	Emerging Markets Equity Strategies	Short-Term Inflation-Protected
Paid-in capital	$(32,016)	$(22,587)	$(421)
Undistributed (distributions in excess of) net investment income	$(137,076)	$129,588	$421
Accumulated net realized gain (loss)	$169,092	$(107,001)	—

BLACKROCK FUNDS	DECEMBER 31, 2016	63

Notes to Financial Statements (continued)

The tax character of distributions paid was as follows:

		Alternative Capital Strategies	Emerging Markets Equity Strategies	Short-Term Inflation-Protected
Ordinary income	12/31/2016	$932,604	$1,047,530	$21,269
	12/31/2015	297,002	—	—
Long-term capital gains	12/31/2016	454,861	—	—

Total	12/31/2016	$1,387,465	$1,047,530	$21,269

	12/31/2015	$297,002	—	—

As of period end, the tax components of accumulated net earnings (losses) were as follows:

	Alternative Capital Strategies	Emerging Markets Equity Strategies	Short-Term Inflation-Protected
Undistributed ordinary income	—	$98,523	$157
Net unrealized gains (losses)[1]	$(819,803)	32,752	5,253
Qualified late-year losses[2]	(165,250)	—	—

Total	$(985,053)	$131,275	$5,410

[1]

The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains/losses on certain foreign currency exchange contracts, the realization for tax purposes of unrealized gains on constructive sales, and the accounting for swap agreements.

[2]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

During the year ended December 31, 2016, Alternative Capital Strategies utilized $214,437 of its capital loss carryforward.

As of December 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	Alternative Capital Strategies	Emerging Markets Equity Strategies	Short-Term Inflation-Protected
Tax cost	$34,436,671	$6,331,170	$1,439,613

Gross unrealized appreciation	$327,260	$329,245	$6,867
Gross unrealized depreciation	(340,143)	(296,588)	(1,614)

Net unrealized appreciation (depreciation)	$(12,883)	$32,657	$5,253

9. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2016, the Funds did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; and (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

64	BLACKROCK FUNDS	DECEMBER 31, 2016

Notes to Financial Statements (continued)

Alternative Capital Strategies and Short-Term Inflation-Protected may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such Fund.

For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent the Funds deposit collateral with its counterparty to a written option.

With exchange-traded options purchased, futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: Certain Funds invest a significant portion of their assets in fixed income securities and/or uses derivatives tied to the fixed income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedules of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

BLACKROCK FUNDS	DECEMBER 31, 2016	65

Notes to Financial Statements (continued)

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended December 31, 2016		Period May 19, 2015[1] to December 31, 2015
Alternative Capital Strategies	Shares	Amount	Shares	Amount
Institutional
Shares sold	159,903	$1,577,379	2,508,593	$25,085,050
Shares issued in reinvestment of distributions	7,512	72,525	1,376	13,559
Shares redeemed	(6,677)	(65,914)	(7,531)	(72,604)

Net increase	160,738	$1,583,990	2,502,438	$25,026,005

Investor A
Shares sold	230,236	$2,291,638	37,824	$364,902
Shares issued in reinvestment of distributions	10,886	104,825	266	2,523
Shares redeemed	(19,763)	(195,603)	(5,488)	(53,254)

Net increase	221,359	$2,200,860	32,602	$314,171

Investor C
Shares sold	38,684	$379,908	9,420	$92,626
Shares issued in reinvestment of distributions	803	7,692	40	383
Shares redeemed	(26,829)	(263,726)	(2,031)	(20,001)

Net increase	12,658	$123,874	7,429	$73,008

Total Net Increase	394,755	$3,908,724	2,542,469	$25,413,184

			Period February 29, 2016[1] to December 31, 2016
Emerging Markets Equity Strategies			Shares	Amount
Institutional
Shares sold			31,634	$356,604
Shares issued in reinvestment of distributions			4,958	51,074
Shares redeemed			—	—

Net increase			36,592	$407,678

Investor A
Shares sold			5,989	$59,928
Shares issued in reinvestment of distributions			—	—
Shares redeemed			—	—

Net increase			5,989	$59,928

Investor C
Shares sold			5,945	$59,457
Shares issued in reinvestment of distributions			—	—
Shares redeemed			—	—

Net increase			5,945	$59,457

Class K
Shares sold			581,623	$5,817,195
Shares issued in reinvestment of distributions			—	—
Shares redeemed			—	—
Net increase			581,623	$5,817,195

Total Net Increase			630,149	$6,344,258

66	BLACKROCK FUNDS	DECEMBER 31, 2016

Notes to Financial Statements (concluded)

	Period February 16, 2016[1] to December 31, 2016
Short-Term Inflation-Protected	Shares	Amount
Institutional
Shares sold	47,385	$475,566
Shares issued in reinvestment of distributions	120	1,205
Shares redeemed	(100)	(1,006)

Net increase	47,405	$475,765

Investor A
Shares sold	6,571	$65,807
Shares issued in reinvestment of distributions	4	35
Shares redeemed	(394)	(3,952)

Net increase	6,181	$61,890

Class K
Shares sold	90,000	$900,000
Shares issued in reinvestment of distributions	—	—
Shares redeemed	—	—

Net increase	90,000	$900,000

Total Net Increase	143,586	$1,437,655

[1]	Commencement of operations.

At December 31, 2016, the following shares of the Funds were owned by affiliates:

	Institutional	Investor A	Investor C	Class K
Alternative Capital Strategies	2,497,309	2,001	2,000	N/A
Emerging Markets Equity Strategies	5,995	5,982	5,945	581,623
Short-Term Inflation-Protected	5,000	5,000	N/A	90,000

12. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS	DECEMBER 31, 2016	67

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds and the Shareholders of the Funds, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BlackRock Alternative Capital Strategies Fund, BlackRock Emerging Markets Equity Strategies Fund and BlackRock Short-Term Inflation-Protected Securities Index Fund (the “Funds”), each a series of BlackRock Funds, as of December 31, 2016, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 24, 2017

Important Tax Information (Unaudited)

During the fiscal year ended December 31, 2016, the following information is provided with respect to the ordinary income distributions paid by the Funds:

	Payable Date	Alternative Capital Strategies	Emerging Markets Equity Strategies	Short-Term Inflation-Protected
Qualified Dividend Income for Individuals[1]	4/13/2016	4.03%	—	—
	7/21/2016	6.85%	—	—
	10/13/2016	6.85%	—	—
	12/14/2016	—	15.30%	—
	12/22/2016	6.85%	—	—
Dividends Qualifying for the Dividend Received Deduction for Corporations[1]	4/13/2016	3.67%	—	—
	7/21/2016	6.25%	—	—
	10/13/2016	6.25%	—	—
	12/22/2016	6.25%	—	—
Foreign Source Income[2]	12/14/2016	—	14.80%	—
Foreign Taxes Paid Per Share[3]	12/14/2016	—	0.027861	—
Interest-Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents[4]	4/13/2016	54.19%	—	—
	7/21/2016	48.45%	—	—
	10/13/2016	48.45%	—	—
	12/14/2016	—	76.82%	—
	12/22/2016	86.52%	—	—
	January - December 2016	—	—	100%
Federal Obligation Interest[5]		0.04%	—	100%

[1]	The Funds hereby designate the percentage indicated or the maximum amount allowable by law.

[2]	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

[3]

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. you should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

[4]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

[5]

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

Additionally, Alternative Capital Strategies distributed long-term capital gains of $0.186414 per share to shareholders of record on December 22, 2016.

68	BLACKROCK FUNDS	DECEMBER 31, 2016

Officers and Trustees[1]

Name, Address[2] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[4]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[3]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 146 Portfolios	None
Susan J. Carter 1956	Trustee	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 146 Portfolios	None
Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 146 Portfolios	None
Neil A. Cotty 1954	Trustee	Since 2016	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 146 Portfolios	None
Cynthia A. Montgomery 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 146 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2007	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 146 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 146 Portfolios	None
Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 146 Portfolios	None
Kenneth L. Urish 1951	Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 146 Portfolios	None
Claire A. Walton 1957	Trustee	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 146 Portfolios	None

BLACKROCK FUNDS	DECEMBER 31, 2016	69

Officers and Trustees[1] (continued)

Name, Address[2] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[4]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[3] (concluded)
Frederick W. Winter 1945	Trustee	Since 2007	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 146 Portfolios	None
Interested Trustees[5]
Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 220 Portfolios	None
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Advisory Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 318 Portfolios	None
[1] As of February 24, 2017.
[2] The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[3]    Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

[4]    Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Board in 2007, those Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

[5]    Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock and its affiliates. Mr. Perlowski and Ms. Novick are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex, and Ms. Novick is a board member of the BlackRock Closed-End Complex.

70	BLACKROCK FUNDS	DECEMBER 31, 2016

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers Who Are Not Trustees[2]
Thomas Callahan 1968	Vice President	Since 2016	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Trust serve at the pleasure of the Board.
Further information about the Funds’ Officers and Trustees is available in the Funds’ Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective December 31, 2016, David O. Beim and Dr. Matina S. Horner resigned as Trustees of the Trust.

Investment Adviser and Administrator BlackRock Advisors, LLC Wilmington, DE 19809 Sub-Adviser BlackRock International Limited[1] Edinburgh, EH3 8BL United Kingdom	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110 Distributor BlackRock Investments, LLC New York, NY 10022	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809 Independent Registered Public Accounting Firm PriceWaterhouseCoopers LLP Philadelphia, PA 19103	Legal Counsel Sidley Austin LLP New York, NY 10019 Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809

[1]	For BlackRock Alternative Capital Strategies Fund and BlackRock Emerging Markets Equity Strategies Fund.

BLACKROCK FUNDS	DECEMBER 31, 2016	71

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

72	BLACKROCK FUNDS	DECEMBER 31, 2016

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS	DECEMBER 31, 2016	73

The report is intended for current holders. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

STRAT-12/16-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-441-7762.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) and Deloitte & Touche (“D&T) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Alternative Capital Strategies Fund	$60,000	$52,000	$0	$0	$20,000	$20,000	$0	$0
BlackRock Emerging Markets Equity Strategies Fund	$52,200	N/A	$0	N/A	$17,500	N/A	$0	N/A
BlackRock Short-Term Inflation- Protection Securities Index Fund	$18,216	N/A	$0	N/A	$15,402	N/A	$0	N/A

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

2

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Alternative Capital Strategies Fund	$20,000	$20,000
BlackRock Emerging Markets Strategies Fund	$17,500	N/A
BlackRock Short-Term Inflation- Protected Securities Index Fund	$15,402	N/A

3

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(b) Certifications – Attached hereto

4

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	March 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	March 6, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	March 6, 2017

5